UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

GL Beyond Income Fund

(Exact name of registrant as specified in charter)

400 Fifth Avenue Waltham, MA 02451

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 7/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2014

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Beyond Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

GL Beyond Income Fund

Portfolio Review (Unaudited)

Since Inception through July 31, 2014*

	Six		Since
Annualized Total Returns as of July 31, 2014	Months+	One Year	Inception*
GL Beyond Income Fund	2.19%	10.22%	9.08%
Barclays Capital Aggregate Bond	2.40%	4.78%	2.46%
S&P 500 Index	9.13%	15.15%	17.04%
S&P/LSTA US Leveraged Loan 100 Index	(0.28)%	0.16%	5.04%

*	Commencement of operations is March 23, 2012.

+	Non-annualized

The Barclays Capital Aggregate Bond Index, which used to be called the “Lehman Aggregate Bond Index,” is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States. Investors cannot invest directly in an index or benchmark.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The S&P/LSTA Leveraged Loan 100 Index (LL100) dates back to 2002 and is a daily tradable index for the U.S. market that seeks to mirror the market-weighted performance of the largest institutional leveraged loans, as determined by criteria. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s total gross annual operating expenses, including underlying funds, is 4.01%, per the Fund’s June 2, 2014 prospectus. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

Portfolio Composition as of July 31, 2014 (Unaudited)

	Percent of		Percent of
	Net Assets		Net Assets
Consumer Notes	79.43%	Pharmacy	1.39%
Law	16.09%	BA	1.27%
Other	13.08%	BS	1.21%
MBA	11.89%	MS	0.73%
Medicine - Allopathic	10.06%	Medicine- Veterinary	0.69%
Juris Doctorate	5.81%	Doctor of Dental Surgery	0.04%
Doctor of Medicine	3.52%	Master of Laws	0.03%
Doctor of Osteopathic Medicine	3.26%	Physicians Assistant	0.03%
Masters	2.86%	Private Placement	17.02%
Medicine - Osteopathic	2.84%	Closed- Ended	0.49%
PHD	2.55%	Exchange Traded Note	0.00%
Dentistry	2.08%	Other Assets Less Liabilities	3.06%
		Net Assets	100.00%
1

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

 July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	CONSUMER NOTES - 79.43% ^
	BA - 1.27%
$489,341	Loan 000310027TA01	11.15	01/26/2030	$489,078

	BS - 1.21%
507,574	Loan 000310005TA01	17.15	07/15/2023	465,319

	DENTISTRY - 2.08%
24,105	Loan 000169779PL01	5.90	11/21/2027	22,266
3,005	Loan 000177278LL01	7.70	04/25/2016	3,004
6,574	Loan 003979204LE01	9.16	06/01/2026	7,833
11,093	Loan 004370884LE01	9.16	06/03/2026	12,992
15,713	Loan 033473834LE01	9.16	11/26/2027	16,317
22,370	Loan 044863227LE02	9.16	10/18/2025	7,406
19,108	Loan 062570894LE02	11.16	01/01/2025	20,811
13,807	Loan 072959867LE01	9.16	11/01/2024	16,051
19,463	Loan 085073207LE02	9.16	06/01/2025	20,247
20,505	Loan 093870014LE02	11.16	11/21/2026	26,312
9,466	Loan 121274404LE01	9.16	12/28/2025	8,502
29,174	Loan 125175834LE02	9.16	02/10/2029	36,813
32,919	Loan 140057254LE02	9.16	02/10/2029	45,495
9,774	Loan 156888414LE01	9.16	05/09/2025	11,471
18,578	Loan 157774084LE02	5.16	06/13/2026	22,143
34,980	Loan 185879044LE02	11.16	11/09/2028	36,045
23,087	Loan 282954094LE02	11.16	01/01/2027	21,932
15,532	Loan 300986184LE01	9.16	11/02/2024	18,059
21,277	Loan 335173467LE02	9.16	07/16/2028	29,245
29,573	Loan 358391864LE02	9.16	01/01/2029	15,671
27,540	Loan 415385615LE01	9.16	05/26/2028	31,406
9,962	Loan 420967164LE01	9.16	05/05/2025	11,675
23,854	Loan 440383944LE02	9.16	01/01/2027	28,204
12,116	Loan 481458309LE02	9.16	01/01/2027	11,419
15,724	Loan 518057903LE02	9.16	11/01/2028	16,860
2,541	Loan 529626376LE01	11.16	11/09/2024	2,747
2,508	Loan 530024944LE02	9.16	11/02/2025	2,132
21,150	Loan 537192885LE02	11.16	11/09/2025	20,702
25,664	Loan 604072884LE02	11.16	01/01/2029	22,235
6,096	Loan 620684916LE01	9.16	02/13/2027	7,336
33,368	Loan 621771109LE02	9.16	06/01/2028	45,776
18,212	Loan 678659674LE02	9.16	12/27/2024	17,481
17,795	Loan 711489354LE01	9.16	01/01/2027	21,363

See accompanying notes to financial statements.

2

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DENTISTRY (Continued) - 2.08%
$12,097	Loan 729565124LE01	9.16	02/26/2027	$14,455
13,074	Loan 743205804LE01	9.16	11/10/2027	17,581
23,761	Loan 798169844LE02	9.16	09/01/2026	21,377
12,296	Loan 831836465LE01	0.11	10/23/2025	12,464
17,707	Loan 868259224LE02	9.16	12/02/2024	18,008
35	Loan 925990143LE02	9.16	02/03/2029	35
13,669	Loan 948478634LE01	11.16	11/17/2024	15,913
22,992	Loan 982400789LE01	9.16	05/01/2027	27,702
5,539	Loan 987550864LE01	9.16	12/02/2024	7,002
22,806	Loan 999475597LE02	9.16	11/02/2025	26,934
				799,422
	DOCTOR OF DENTAL SURGERY - 0.04%
16,242	Loan 000173341FP01	7.88	12/27/2018	16,821

	DOCTOR OF MEDICINE - 3.52%
17,000	Loan 000164524FP01	10.50	06/26/2020	17,854
18,000	Loan 000168856FP01	6.43	01/30/2020	18,489
28,429	Loan 000171467FP01	10.15	09/27/2019	28,853
10,300	Loan 000171497FP01	13.79	05/29/2020	10,421
24,858	Loan 000174371FP01	8.68	09/13/2019	25,934
10,000	Loan 000175329FP01	9.50	05/29/2020	10,003
5,000	Loan 000180865FP01	10.60	06/12/2020	5,466
9,000	Loan 000181620FP01	11.83	12/27/2019	9,228
16,792	Loan 000182121FP01	8.03	02/06/2019	17,758
27,000	Loan 000182380FP01	10.24	07/30/2019	25,960
43,209	Loan 000183282FP01	15.15	02/06/2020	45,831
7,000	Loan 000183794FP01	11.22	01/23/2020	7,280
7,705	Loan 000184602FP01	9.61	12/12/2018	7,802
30,000	Loan 000185833FP01	15.15	12/19/2019	29,112
8,260	Loan 000185942FP01	8.09	04/10/2019	8,500
34,615	Loan 000186076FP01	15.15	05/29/2019	35,493
16,000	Loan 000186921FP01	8.49	09/13/2019	16,357
8,341	Loan 000187191FP01	11.22	06/27/2019	8,201
6,468	Loan 000188020FP01	10.97	11/14/2018	6,544
19,200	Loan 000190089FP01	10.41	07/17/2020	19,327
12,511	Loan 000191258FP01	15.16	05/08/2019	12,905
25,000	Loan 000195457FP01	15.15	12/19/2019	25,661
15,000	Loan 000196310FP01	15.15	07/17/2019	15,099
9,684	Loan 000197152FP01	14.53	02/20/2019	10,063

See accompanying notes to financial statements.

3

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF MEDICINE (Continued) - 3.52%
$11,162	Loan 000197384FP01	7.52	01/30/2019	$11,446
4,000	Loan 000197384FP02	7.50	07/17/2019	4,026
13,000	Loan 000197776FP01	8.67	01/24/2020	13,086
9,000	Loan 000198928FP01	15.15	02/27/2020	9,493
15,000	Loan 000201097FP01	15.15	02/13/2020	15,526
9,859	Loan 000203173FP01	13.39	02/13/2019	9,912
15,649	Loan 000204576FP01	8.67	05/08/2019	16,387
15,000	Loan 000205170FP01	15.15	02/13/2020	15,513
7,727	Loan 000205521FP01	8.68	06/12/2019	7,957
15,000	Loan 000205591FP01	8.46	11/14/2019	13,773
10,000	Loan 000206060FP01	7.66	07/31/2019	10,066
20,493	Loan 000206142FP01	7.68	01/23/2019	20,995
7,649	Loan 000206277FP01	9.84	01/16/2019	7,957
19,166	Loan 000206419FP01	8.15	03/27/2019	19,862
12,000	Loan 000206433FP01	11.05	07/17/2019	12,079
13,630	Loan 000207210FP01	10.76	12/27/2018	13,865
7,000	Loan 000207841FP01	8.67	11/08/2019	7,018
20,000	Loan 000208533FP01	9.40	07/24/2019	20,132
16,541	Loan 000209058FP01	9.20	01/16/2019	19,450
11,052	Loan 000209221FP01	13.32	12/27/2018	12,803
11,834	Loan 000209419FP01	7.50	06/19/2019	12,473
13,022	Loan 000209526FP01	15.15	01/16/2019	13,636
12,000	Loan 000209610FP01	12.23	04/17/2020	11,799
13,660	Loan 000209628FP01	15.15	06/12/2019	13,152
5,587	Loan 000209714FP01	8.23	02/06/2019	5,702
5,800	Loan 000209830FP01	12.22	12/12/2019	6,053
7,000	Loan 000209978FP01	13.70	05/01/2020	7,163
7,438	Loan 000210064FP01	7.48	02/27/2019	7,591
11,000	Loan 000210432FP01	15.15	02/20/2020	12,393
16,127	Loan 000210879FP01	15.15	07/16/2019	17,018
6,138	Loan 000210915FP01	14.69	12/19/2018	6,066
14,039	Loan 000211064FP01	11.61	02/20/2019	14,374
4,239	Loan 000211287FP01	7.68	12/27/2018	4,404
8,500	Loan 000211537FP01	8.10	07/24/2019	8,556
2,500	Loan 000211600FP01	11.98	01/30/2020	2,591
15,784	Loan 000211672FP01	15.15	05/21/2019	16,511
40,081	Loan 000211843FP01	9.05	11/21/2018	42,179
23,798	Loan 000211964FP01	13.24	03/06/2019	25,921
10,353	Loan 000212056FP01	8.29	12/05/2018	10,470
12,703	Loan 000212199FP01	13.87	06/05/2019	12,071

See accompanying notes to financial statements.

4

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF MEDICINE (Continued) - 3.52%
$5,578	Loan 000212383FP01	7.48	02/13/2019	$5,600
12,000	Loan 000212622FP01	9.29	08/27/2019	12,830
10,145	Loan 000212809FP01	11.14	01/23/2019	10,623
15,000	Loan 000212815FP01	15.15	02/20/2020	19,546
10,000	Loan 000212964FP01	15.07	04/17/2020	9,814
3,516	Loan 000213655FP01	10.23	03/06/2019	3,592
5,088	Loan 000214050FP01	8.36	07/10/2019	5,122
35,212	Loan 000214073FP01	12.99	03/20/2019	36,257
11,000	Loan 000214283FP01	10.30	11/08/2019	11,990
12,700	Loan 000214355FP01	15.15	11/22/2019	13,370
10,633	Loan 000214416FP01	15.15	04/03/2019	10,920
10,000	Loan 000214501FP01	8.50	12/12/2019	9,960
5,000	Loan 000214820FP01	9.00	06/19/2020	5,111
7,808	Loan 000214821FP01	12.86	05/22/2019	8,322
11,682	Loan 000214853FP01	9.10	05/22/2019	12,275
5,000	Loan 000214888FP01	7.00	07/03/2019	5,038
20,846	Loan 000214932FP01	7.90	05/08/2019	21,397
2,131	Loan 000214978FP01	11.77	05/22/2019	2,198
12,845	Loan 000215011FP01	13.61	06/05/2019	13,815
5,000	Loan 000215247FP01	9.00	05/01/2020	5,020
4,700	Loan 000215247FP02	15.15	07/24/2020	4,731
10,000	Loan 000215782FP01	10.65	07/10/2020	10,075
4,600	Loan 000215866FP01	14.60	07/10/2019	4,632
45,000	Loan 000216285FP01	10.58	12/19/2019	55,519
13,000	Loan 000216506FP01	10.99	07/10/2019	13,086
11,540	Loan 000216507FP01	8.10	06/05/2019	11,660
11,729	Loan 000216563FP01	15.15	05/22/2019	13,133
23,000	Loan 000216628FP01	9.50	05/15/2020	22,571
12,824	Loan 000216647FP01	8.50	06/05/2019	13,186
20,000	Loan 000217177FP01	11.74	07/17/2019	20,132
5,437	Loan 000217470FP01	15.15	06/19/2019	5,433
9,720	Loan 000217728FP01	13.34	07/03/2019	9,787
6,000	Loan 000218732FP01	13.63	07/24/2019	6,040
15,000	Loan 000220125FP01	13.45	01/10/2020	15,102
				1,357,497
	DOCTOR OF OSTEOPATHIC MEDICINE - 3.26%
10,004	Loan 000209189FP01	10.43	01/30/2019	10,493
45,000	Loan 000031713FP01	8.90	01/10/2020	45,310
25,500	Loan 000076779FP01	8.50	01/31/2020	25,668

See accompanying notes to financial statements.

5

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF OSTEOPATHIC MEDICINE (Continued) - 3.26%
$7,600	Loan 000167074FP01	15.15	10/17/2019	$7,423
29,171	Loan 000168031FP01	7.50	05/08/2019	30,777
18,000	Loan 000169511FP01	10.29	04/24/2020	19,018
7,526	Loan 000172460FP01	15.16	05/22/2019	7,661
23,414	Loan 000174358FP01	15.15	05/01/2019	24,722
9,728	Loan 000176908FP01	7.50	05/01/2019	10,072
13,600	Loan 000177433FP01	8.08	11/21/2019	14,066
10,000	Loan 000177800FP01	15.15	04/03/2020	10,222
15,000	Loan 000180099FP01	15.15	11/08/2019	15,848
25,000	Loan 000180413FP01	14.97	12/05/2019	31,332
16,765	Loan 000180479FP01	7.70	06/12/2019	17,322
10,959	Loan 000180809FP01	13.01	12/05/2018	11,144
15,000	Loan 000181225FP01	10.10	12/05/2019	16,202
7,700	Loan 000181382FP01	9.49	04/24/2020	7,484
35,000	Loan 000181684FP01	15.15	05/01/2020	35,490
13,943	Loan 000183888FP01	7.49	02/20/2019	14,827
9,870	Loan 000184899FP01	10.01	06/19/2019	9,967
30,000	Loan 000185441FP01	11.86	08/13/2019	31,735
14,784	Loan 000186375FP01	11.24	11/21/2018	15,697
15,000	Loan 000189273FP01	9.49	10/17/2019	15,268
8,000	Loan 000190156FP01	9.50	06/19/2020	7,756
7,000	Loan 000190156FP02	9.50	07/17/2020	7,046
22,137	Loan 000190314FP01	12.79	02/13/2019	22,611
8,400	Loan 000191246FP01	8.87	07/03/2019	8,456
28,000	Loan 000192440FP01	12.80	09/13/2019	25,115
21,017	Loan 000193536FP01	15.15	05/08/2019	22,101
10,000	Loan 000193770FP01	15.15	02/27/2020	10,601
19,000	Loan 000194934FP01	7.50	07/24/2019	19,125
15,522	Loan 000195084FP01	9.57	05/21/2019	15,890
21,000	Loan 000195464FP01	13.01	04/17/2020	21,481
6,000	Loan 000195530FP01	13.71	07/10/2019	6,040
13,323	Loan 000196069FP01	9.28	01/23/2019	13,890
7,877	Loan 000196122FP01	15.15	03/06/2019	8,265
35,000	Loan 000200351FP01	9.49	02/27/2020	36,232
7,110	Loan 000204619FP01	15.15	11/14/2018	7,297
11,047	Loan 000206279FP01	10.22	01/23/2019	11,296
5,000	Loan 000206461FP01	11.00	06/05/2020	5,522
13,546	Loan 000206846FP01	8.28	12/05/2018	13,750
35,000	Loan 000207690FP01	12.10	05/15/2020	40,026

See accompanying notes to financial statements.

6

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF OSTEOPATHIC MEDICINE (Continued) - 3.26%
$7,000	Loan 000207778FP01	12.98	04/10/2020	$7,434
15,000	Loan 000207916FP01	9.09	09/13/2019	15,535
13,772	Loan 000207978FP01	8.90	01/23/2019	14,329
13,000	Loan 000208090FP01	8.48	08/13/2019	13,399
8,000	Loan 000208298FP01	10.58	01/09/2020	8,337
13,631	Loan 000208374FP01	10.85	12/05/2018	14,280
11,320	Loan 000209022FP01	9.24	12/12/2018	11,397
3,000	Loan 000210335FP01	12.24	11/01/2019	3,030
7,910	Loan 000210556FP01	14.60	05/29/2019	8,225
23,849	Loan 000211703FP01	14.39	11/01/2019	25,194
15,000	Loan 000211845FP01	12.97	12/19/2019	16,212
9,871	Loan 000212809FP01	10.24	06/19/2019	9,081
14,206	Loan 000214073FP01	9.45	03/20/2019	15,088
7,293	Loan 000214161FP01	12.18	05/29/2020	6,608
7,000	Loan 000214498FP01	15.15	07/03/2019	7,046
14,810	Loan 000214618FP01	10.24	05/29/2019	15,746
6,759	Loan 000214997FP01	15.15	06/19/2019	7,039
3,454	Loan 000215350FP01	8.60	05/29/2019	3,477
8,000	Loan 000215400FP01	12.28	07/03/2019	8,053
14,829	Loan 000215777FP01	15.15	06/12/2019	15,670
12,500	Loan 000215786FP01	9.68	05/08/2020	13,315
8,000	Loan 000216358FP01	9.54	11/22/2019	7,988
5,000	Loan 000216358FP02	9.20	06/26/2020	4,981
9,800	Loan 000216495FP01	9.30	01/17/2020	9,865
12,783	Loan 000216915FP01	15.15	06/19/2019	12,617
15,000	Loan 000216930FP01	8.50	07/03/2019	15,106
12,550	Loan 000217182FP01	10.15	07/17/2019	12,633
2,200	Loan 000217185FP01	15.15	07/31/2020	2,215
2,466	Loan 000217202FP01	7.80	06/12/2019	2,328
5,700	Loan 000217357FP01	15.15	12/12/2019	6,348
4,800	Loan 000217373FP01	11.00	07/10/2020	4,833
5,000	Loan 000217530FP01	8.00	01/03/2020	5,036
14,814	Loan 000217732FP01	11.90	06/19/2019	15,309
14,806	Loan 000217830FP01	10.30	06/05/2019	15,933
2,659	Loan 000217953FP01	15.15	07/03/2019	2,678
6,300	Loan 000218039FP01	14.90	06/19/2020	6,543
14,000	Loan 000218054FP01	15.15	06/12/2020	14,232
10,000	Loan 000218159FP01	15.15	07/17/2019	10,066
12,000	Loan 000218266FP01	15.15	06/19/2020	11,954
9,000	Loan 000218643FP01	8.50	01/10/2020	9,060

See accompanying notes to financial statements.

7

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF OSTEOPATHIC MEDICINE (Continued) - 3.26%
$12,000	Loan 000218706FP01	12.30	06/26/2020	$11,423
15,000	Loan 000218798FP01	12.46	07/10/2020	15,099
15,000	Loan 000218854FP01	8.50	07/03/2019	15,099
2,500	Loan 000218978FP01	15.15	07/10/2019	2,517
3,500	Loan 000218988FP01	8.80	07/10/2019	3,523
5,640	Loan 000220132FP01	15.15	01/17/2020	5,677
5,000	Loan 000220249FP01	9.40	07/24/2019	5,033
42,000	Loan 000220400FP01	15.15	01/31/2020	42,280
15,000	Loan 000221191FP01	14.02	07/31/2020	15,099
				1,254,218
	JURIS DOCTORATE - 5.81%
3,500	Loan 000174293BD01	17.15	11/01/2018	3,555
5,000	Loan 000186217BD01	16.15	11/01/2018	5,004
3,450	Loan 000208005BD01	6.15	11/01/2018	3,605
6,500	Loan 000212975BD01	8.15	11/01/2018	6,948
6,000	Loan 000213048BD01	16.15	11/01/2018	5,981
5,000	Loan 000213050BD01	17.15	11/01/2018	4,863
2,686	Loan 000213062BD01	5.15	02/13/2018	2,764
14,000	Loan 000213063BD01	6.15	11/01/2018	12,639
5,500	Loan 000213070BD01	17.15	11/01/2018	5,618
4,350	Loan 000213073BD01	13.15	11/01/2018	4,424
12,000	Loan 000213079BD01	6.15	11/01/2018	12,922
5,103	Loan 000213081BD01	17.15	11/01/2018	5,172
5,500	Loan 000213084BD01	17.15	11/01/2018	5,546
3,500	Loan 000213090BD01	14.15	11/01/2018	3,595
15,000	Loan 000213093BD01	7.15	11/01/2018	14,879
10,000	Loan 000213094BD01	7.15	11/01/2018	10,379
10,000	Loan 000213103BD01	8.15	11/01/2018	10,434
5,500	Loan 000213118BD01	17.15	11/01/2018	5,384
5,300	Loan 000213119BD01	8.15	11/01/2018	5,211
13,857	Loan 000213145BD01	11.15	03/06/2018	14,432
13,575	Loan 000213154BD01	5.15	02/06/2018	13,881
2,715	Loan 000213163BD01	8.15	11/01/2018	2,793
3,800	Loan 000213165BD01	16.15	11/01/2018	3,896
3,735	Loan 000213181BD01	17.15	11/01/2018	3,785
6,500	Loan 000213185BD01	17.15	11/01/2018	6,444
6,274	Loan 000213235BD01	9.15	11/01/2018	6,332
8,400	Loan 000213255BD01	13.15	11/01/2018	8,636
5,000	Loan 000213260BD01	17.15	11/01/2018	5,049
13,571	Loan 000213270BD01	5.15	02/20/2018	13,446

See accompanying notes to financial statements.

8

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$7,500	Loan 000213286BD01	16.15	11/01/2018	$7,530
15,000	Loan 000213289BD01	16.15	11/01/2018	15,515
5,488	Loan 000213293BD01	11.15	02/27/2018	5,559
8,000	Loan 000213302BD01	6.15	11/01/2018	7,840
5,500	Loan 000213315BD01	17.15	11/01/2018	5,646
2,683	Loan 000213316BD01	15.15	02/13/2018	2,732
4,000	Loan 000213321BD01	17.15	11/18/2018	3,971
7,500	Loan 000213323BD01	16.15	11/01/2018	7,355
12,000	Loan 000213341BD01	15.15	11/01/2018	11,508
5,500	Loan 000213343BD01	17.15	11/01/2018	5,348
5,500	Loan 000213345BD01	17.15	11/01/2018	5,528
2,000	Loan 000213353BD01	13.15	11/01/2018	2,034
6,500	Loan 000213361BD01	16.15	11/01/2018	6,532
4,000	Loan 000213373BD01	17.15	11/01/2018	4,077
7,500	Loan 000213382BD01	7.15	11/01/2018	7,527
8,000	Loan 000213398BD01	6.15	11/01/2018	8,182
5,000	Loan 000213423BD01	16.15	11/01/2018	5,130
5,000	Loan 000213425BD01	13.15	11/01/2018	4,958
5,000	Loan 000213432BD01	17.15	11/01/2018	5,113
5,000	Loan 000213465BD01	17.15	11/01/2018	5,114
6,500	Loan 000213468BD01	16.15	11/01/2018	6,414
6,500	Loan 000213469BD01	16.15	11/01/2018	6,642
5,500	Loan 000213469BD01	17.15	11/01/2018	5,443
3,600	Loan 000213470BD01	16.15	11/01/2018	3,643
15,000	Loan 000213486BD01	6.15	11/01/2018	15,299
15,000	Loan 000213487BD01	8.15	11/01/2018	15,120
15,000	Loan 000213507BD01	6.15	11/01/2018	15,125
15,000	Loan 000213509BD01	13.15	11/01/2018	15,434
7,500	Loan 000213516BD01	17.15	11/01/2018	7,539
3,510	Loan 000213522BD01	15.15	03/13/2018	3,571
15,000	Loan 000213524BD01	13.15	11/01/2018	15,543
15,000	Loan 000213530BD01	13.15	11/01/2018	16,502
7,500	Loan 000213539BD01	16.15	11/01/2018	7,575
5,500	Loan 000213548BD01	17.15	11/01/2018	5,421
6,199	Loan 000213554BD01	14.15	04/24/2018	6,354
10,000	Loan 000213584BD01	15.15	11/01/2018	9,865
5,000	Loan 000213585BD01	16.15	11/01/2018	5,028
1,849	Loan 000213607BD01	5.15	03/27/2018	1,828
15,000	Loan 000213643BD01	7.15	11/01/2018	15,435
5,500	Loan 000213654BD01	17.15	11/01/2018	5,382

See accompanying notes to financial statements.

9

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$7,000	Loan 000213684BD01	6.15	11/01/2018	$6,966
9,502	Loan 000213734BD01	11.15	04/03/2018	9,670
4,923	Loan 000213746BD01	15.15	06/12/2018	5,009
3,500	Loan 000213759BD01	17.15	11/01/2018	3,544
7,500	Loan 000213760DB01	17.15	11/01/2018	7,663
4,000	Loan 000213764BD01	16.15	11/01/2018	4,088
5,500	Loan 000213765BD01	17.15	11/01/2018	5,675
5,500	Loan 000213769BD01	17.15	11/01/2018	5,603
5,000	Loan 000213783BD01	7.15	11/01/2018	5,072
10,000	Loan 000213803BD01	13.15	11/01/2018	10,501
6,500	Loan 000213815BD01	16.15	11/01/2018	6,742
8,500	Loan 000213852BD01	16.15	11/01/2018	8,691
6,500	Loan 000213890BD01	17.15	11/01/2018	6,547
5,500	Loan 000213921BD01	17.15	11/01/2018	5,608
6,500	Loan 000213996BD01	16.15	11/01/2018	6,840
7,500	Loan 000214026BD01	17.15	11/01/2018	7,558
6,200	Loan 000214037BD01	13.15	11/01/2018	6,250
7,500	Loan 000214045BD01	17.16	11/01/2018	7,572
7,000	Loan 000214054BD01	14.15	11/01/2018	7,223
9,000	Loan 000214078BD01	13.15	11/01/2018	9,231
5,500	Loan 000214095BD01	17.15	11/01/2018	5,512
10,000	Loan 000214112BD01	16.15	11/01/2018	10,077
8,590	Loan 000214130BD01	15.15	11/01/2018	9,247
6,500	Loan 000214133BD01	17.15	11/01/2018	6,461
15,000	Loan 000214135BD01	6.15	11/01/2018	15,523
5,500	Loan 000214136BD01	17.15	11/01/2018	5,530
6,500	Loan 000214145BD01	17.15	11/01/2018	6,543
9,000	Loan 000214146BD01	6.15	11/01/2018	8,850
6,500	Loan 000214148BD01	17.15	11/01/2018	6,228
5,000	Loan 000214151BD01	17.15	11/01/2018	4,239
8,500	Loan 000214153BD01	13.15	11/01/2018	8,711
6,000	Loan 000214168BD01	17.15	11/01/2018	6,072
14,500	Loan 000214174BD01	11.15	03/20/2018	15,528
5,500	Loan 000214179BD01	16.15	11/01/2018	5,543
5,500	Loan 000214205BD01	17.15	11/01/2018	5,520
6,500	Loan 000214221BD01	17.15	11/01/2018	6,565
5,676	Loan 000214224BD01	7.15	04/10/2018	5,647
10,000	Loan 000214227BD01	6.15	11/01/2018	8,724
5,500	Loan 000214229BD01	17.15	11/01/2018	5,523
6,500	Loan 000214230BD01	16.15	11/01/2018	6,011

See accompanying notes to financial statements.

10

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$7,500	Loan 000214258BD01	17.15	11/01/2018	$7,603
9,000	Loan 000214268BD01	6.15	11/01/2018	8,984
5,500	Loan 000214269BD01	17.15	11/01/2018	5,564
3,283	Loan 000214277BD01	15.15	03/20/2018	3,387
6,500	Loan 000214280BD01	17.15	11/01/2018	6,607
6,500	Loan 000214284BD01	16.15	11/01/2018	6,485
15,000	Loan 000214328BD01	6.15	11/01/2018	15,545
15,000	Loan 000214337BD01	5.15	07/03/2018	15,150
3,000	Loan 000214353BD01	17.15	11/01/2018	3,046
5,500	Loan 000214363BD01	17.15	11/01/2018	5,668
6,500	Loan 000214366BD01	16.15	11/01/2018	6,569
5,500	Loan 000214370BD01	17.15	11/01/2018	5,577
4,500	Loan 000214372BD01	17.15	11/01/2018	4,546
9,056	Loan 000214378BD01	14.15	04/03/2018	9,325
3,000	Loan 000214393BD01	8.15	11/01/2018	3,139
3,249	Loan 000214422BD01	14.15	03/27/2018	3,290
3,193	Loan 000214428BD01	17.15	11/01/2018	3,219
15,000	Loan 000214483BD01	15.15	11/01/2018	15,821
7,500	Loan 000214510BD01	17.15	11/01/2018	7,525
10,000	Loan 000214528BD01	13.15	11/01/2018	10,182
12,000	Loan 000214551BD01	16.15	11/01/2018	12,217
3,300	Loan 000214563BD01	14.15	07/03/2018	3,330
5,500	Loan 000214577BD01	17.15	11/01/2018	5,546
10,200	Loan 000214578BD01	13.15	11/01/2018	9,986
10,000	Loan 000214580BD01	6.15	11/01/2018	10,153
10,500	Loan 000214587BD01	13.15	11/01/2018	10,952
6,500	Loan 000214597BD01	16.15	11/01/2018	6,832
6,500	Loan 000214633BD01	17.15	11/01/2018	6,452
15,000	Loan 000214642BD01	6.15	11/01/2018	15,203
6,917	Loan 000214643BD01	15.15	04/03/2018	6,948
5,500	Loan 000214663BD01	17.15	11/01/2018	5,405
3,500	Loan 000214665BD01	17.15	11/01/2018	3,548
5,500	Loan 000214672BD01	17.15	11/01/2018	5,495
5,000	Loan 000214712BD01	7.15	11/01/2018	4,990
5,500	Loan 000214778BD01	17.15	11/01/2018	5,693
10,000	Loan 000214779BD01	13.15	11/01/2018	10,331
4,300	Loan 000214790BD01	17.15	11/01/2018	4,456
7,500	Loan 000214886BD01	17.15	11/01/2018	7,566
6,500	Loan 000214911BD01	17.15	11/01/2018	6,537
2,872	Loan 000214917BD01	14.15	11/01/2018	2,733

See accompanying notes to financial statements.

11

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$7,500	Loan 000214928BD01	17.15	11/01/2018	$7,630
14,274	Loan 000214944BD01	13.15	04/17/2018	14,513
15,000	Loan 000214954BD01	13.15	11/01/2018	16,104
5,500	Loan 000214954BD01	17.15	11/01/2018	5,578
5,500	Loan 000214965BD01	17.15	11/01/2018	5,279
6,500	Loan 000214983BD01	17.15	11/01/2018	6,627
6,500	Loan 000215001BD01	16.15	11/01/2018	6,599
6,500	Loan 000215014BD01	16.15	11/01/2018	6,763
6,500	Loan 000215015BD01	16.15	11/01/2018	6,526
2,368	Loan 000215039BD01	17.15	11/01/2018	2,396
6,355	Loan 000215060BD01	15.15	04/10/2018	6,361
6,000	Loan 000215070BD01	17.15	11/01/2018	6,114
5,500	Loan 000215097BD01	17.15	11/01/2018	5,131
5,249	Loan 000215109BD01	15.15	04/03/2018	5,315
6,500	Loan 000215114BD01	17.15	11/01/2018	6,609
15,000	Loan 000215116BD01	7.15	11/01/2018	14,665
15,000	Loan 000215127BD01	16.15	11/01/2018	15,106
5,000	Loan 000215136BD01	6.15	11/01/2018	4,954
7,500	Loan 000215144BD01	17.15	11/01/2018	7,379
2,843	Loan 000215146BD01	15.15	04/24/2018	2,915
6,500	Loan 000215165BD01	16.15	11/01/2018	6,344
6,302	Loan 000215165BD01	15.15	05/01/2018	6,305
9,515	Loan 000215176BD01	13.15	04/17/2018	9,987
4,000	Loan 000215209BD01	17.15	11/01/2018	4,104
2,864	Loan 000215209BD01	15.15	04/10/2018	2,933
5,000	Loan 000215280BD01	17.15	11/01/2018	4,973
4,000	Loan 000215347BD01	17.15	11/01/2018	4,014
5,000	Loan 000215354BD01	17.16	11/01/2018	5,002
6,500	Loan 000215386BD01	16.15	11/01/2018	6,526
7,500	Loan 000215392BD01	16.15	11/01/2018	6,934
7,500	Loan 000215399BD01	17.15	11/01/2018	7,608
6,000	Loan 000215409BD01	17.15	11/01/2018	6,012
6,500	Loan 000215414BD01	17.15	11/01/2018	6,644
6,500	Loan 000215417BD01	16.15	11/01/2018	6,729
4,000	Loan 000215467BD01	13.15	11/01/2018	4,081
4,500	Loan 000215484BD01	16.15	11/01/2018	4,537
7,500	Loan 000215495BD01	17.15	11/01/2018	7,588
5,500	Loan 000215502BD01	17.15	11/01/2018	5,615
6,500	Loan 000215503BD01	16.15	11/01/2018	6,761
5,500	Loan 000215546BD01	17.15	11/01/2018	5,555

See accompanying notes to financial statements.

12

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$3,343	Loan 000215551BD01	6.15	11/01/2018	$3,355
4,916	Loan 000215552BD01	11.15	06/19/2018	4,883
5,500	Loan 000215570BD01	17.15	11/01/2018	5,452
5,500	Loan 000215580BD01	17.15	11/01/2018	5,434
7,500	Loan 000215601BD01	17.15	11/01/2018	7,593
4,000	Loan 000215606BD01	17.16	11/01/2018	4,052
7,500	Loan 000215609BD01	17.15	11/01/2018	7,615
10,000	Loan 000215610BD01	9.15	11/01/2018	10,106
3,554	Loan 000215619BD01	17.15	11/01/2018	3,576
10,000	Loan 000215625BD01	7.15	11/01/2018	10,098
3,000	Loan 000215631BD01	16.15	11/01/2018	2,983
13,000	Loan 000215632BD01	13.15	11/01/2018	13,496
8,369	Loan 000215648BD01	14.15	05/29/2018	8,287
4,000	Loan 000215663BD01	17.15	11/01/2018	4,122
2,364	Loan 000215673BD01	17.15	11/01/2018	2,359
6,500	Loan 000215718BD01	17.15	11/01/2018	5,985
5,100	Loan 000215745BD01	16.15	11/01/2018	5,124
15,000	Loan 000215761BD01	13.15	11/01/2018	15,169
5,000	Loan 000215774BD01	17.15	11/01/2018	4,581
9,000	Loan 000215791BD01	16.15	11/01/2018	9,126
5,500	Loan 000215833BD01	17.15	11/01/2018	5,716
7,740	Loan 000215877BD01	6.15	11/01/2018	7,686
9,000	Loan 000215879BD01	15.15	11/01/2018	9,376
7,420	Loan 000215976BD01	16.15	11/01/2018	7,601
4,500	Loan 000216009BD01	17.15	11/01/2018	4,445
2,000	Loan 000216016BD01	17.15	11/01/2018	2,035
6,500	Loan 000216048BD01	16.15	11/01/2018	6,029
10,000	Loan 000216055BD01	7.15	11/01/2018	9,551
5,500	Loan 000216072BD01	17.15	11/01/2018	5,620
6,500	Loan 000216077BD01	17.15	11/01/2018	6,570
6,500	Loan 000216083BD01	17.15	11/01/2018	6,468
4,500	Loan 000216088BD01	16.15	11/01/2018	4,644
6,500	Loan 000216095BD01	16.15	11/01/2018	6,397
7,500	Loan 000216219BD01	17.15	11/01/2018	7,520
7,384	Loan 000216220BD01	15.15	06/19/2018	7,390
15,000	Loan 000216243BD01	7.15	11/01/2018	15,450
6,000	Loan 000216269BD01	16.15	11/01/2018	6,201
5,000	Loan 000216271BD01	17.15	11/01/2018	5,104
3,000	Loan 000216315BD01	15.15	11/01/2018	3,000
12,000	Loan 000216330BD01	7.15	11/01/2018	11,738

See accompanying notes to financial statements.

13

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$5,500	Loan 000216396BD01	17.15	11/01/2018	$5,606
6,000	Loan 000216416BD01	16.15	11/01/2018	6,267
6,500	Loan 000216447BD01	16.15	11/01/2018	6,648
7,500	Loan 000216451BD01	17.15	11/01/2018	7,512
4,792	Loan 000216454BD01	14.15	05/29/2018	4,188
4,000	Loan 000216457BD01	17.15	11/01/2018	3,771
7,000	Loan 000216462BD01	16.15	11/01/2018	6,483
8,500	Loan 000216471BD01	15.15	11/01/2018	9,089
5,500	Loan 000216553BD01	17.15	11/01/2018	5,706
10,000	Loan 000216572BD01	6.15	11/01/2018	10,132
5,500	Loan 000216611BD01	17.15	11/01/2018	5,516
2,500	Loan 000216631BD01	16.15	11/01/2018	2,782
2,500	Loan 000216648BD01	16.15	11/01/2018	2,389
9,000	Loan 000216650BD01	6.15	11/01/2018	9,171
4,000	Loan 000216693BD01	14.15	11/01/2018	4,095
5,500	Loan 000216738BD01	17.15	11/01/2018	5,587
14,000	Loan 000216755BD01	13.15	11/01/2018	13,451
5,000	Loan 000216764BD01	17.15	11/01/2018	5,174
6,500	Loan 000216766BD01	17.15	11/01/2018	6,531
3,963	Loan 000216907BD01	16.15	11/01/2018	4,024
5,500	Loan 000216982BD01	17.15	11/01/2018	5,301
4,846	Loan 000217009BD01	15.15	05/15/2018	4,966
4,817	Loan 000217030BD01	7.15	05/22/2018	4,878
7,500	Loan 000217058BD01	17.15	11/01/2018	7,602
8,000	Loan 000217096BD01	17.15	11/01/2018	8,039
10,000	Loan 000217146BD01	8.15	11/01/2018	10,082
6,500	Loan 000217164BD01	16.15	11/01/2018	6,384
3,931	Loan 000217175BD01	14.15	06/05/2018	4,025
10,000	Loan 000217260BD01	6.15	11/01/2018	9,856
5,000	Loan 000217263BD01	17.15	11/01/2018	5,079
10,000	Loan 000217271BD01	15.15	11/01/2018	9,828
6,500	Loan 000217339BD01	16.15	11/01/2018	6,849
5,500	Loan 000217372BD01	17.15	11/01/2018	5,628
5,000	Loan 000217421BD01	17.15	11/01/2018	4,860
5,500	Loan 000217433BD01	15.15	07/03/2018	5,550
15,000	Loan 000217438BD01	6.15	11/01/2018	15,369
3,053	Loan 000217448BD01	15.15	05/29/2018	3,069
7,000	Loan 000217519BD01	17.15	11/01/2018	7,097
15,000	Loan 000217537BD01	6.15	11/01/2018	14,756
7,500	Loan 000217564BD01	15.15	11/01/2018	7,553

See accompanying notes to financial statements.

14

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$2,288	Loan 000217634BD01	17.15	11/01/2018	$2,302
5,415	Loan 000217654BD01	15.15	06/19/2018	5,490
6,000	Loan 000217669BD01	17.15	11/01/2018	5,935
7,000	Loan 000217702BD01	16.15	11/01/2018	6,792
5,500	Loan 000217704BD01	17.15	11/01/2018	5,462
5,000	Loan 000217706BD01	16.15	11/01/2018	5,029
15,000	Loan 000217707BD01	16.15	11/01/2018	15,326
8,000	Loan 000217721BD01	16.15	11/01/2018	8,173
4,902	Loan 000217739BD01	15.15	05/29/2018	4,943
5,000	Loan 000217748BD01	17.15	11/01/2018	5,079
4,500	Loan 000217762BD01	17.15	11/01/2018	4,595
6,000	Loan 000217765BD01	17.15	11/01/2018	5,911
9,000	Loan 000217818BD01	6.15	11/01/2018	8,321
6,500	Loan 000217827BD01	16.15	11/01/2018	6,486
5,000	Loan 000217841BD01	17.15	11/01/2018	4,746
7,876	Loan 000217845BD01	15.15	06/26/2018	7,252
6,000	Loan 000217865BD01	16.15	11/01/2018	5,931
12,000	Loan 000217866BD01	6.15	11/01/2018	11,002
3,500	Loan 000217907BD01	17.15	11/01/2018	3,590
4,700	Loan 000217910BD01	16.15	11/01/2018	5,015
13,000	Loan 000217920BD01	11.15	06/19/2018	13,787
6,500	Loan 000217944BD01	16.15	11/01/2018	6,740
5,500	Loan 000217969BD01	17.15	11/01/2018	5,399
4,000	Loan 000217987BD01	15.15	11/01/2018	4,052
5,000	Loan 000217992BD01	17.15	11/01/2018	4,974
10,000	Loan 000218098BD01	6.15	11/01/2018	10,090
5,500	Loan 000218102BD01	17.15	11/01/2018	5,547
5,500	Loan 000218106BD01	17.15	11/01/2018	5,550
11,000	Loan 000218117BD01	6.15	11/01/2018	11,300
3,000	Loan 000218195BD01	17.15	11/01/2018	3,068
7,500	Loan 000218200BD01	17.15	11/01/2018	7,564
4,465	Loan 000218373BD01	17.15	11/01/2018	4,620
6,500	Loan 000218378BD01	17.15	11/01/2018	6,520
5,000	Loan 000218380BD01	17.15	11/01/2018	5,078
5,415	Loan 000218383BD01	15.15	06/19/2018	5,499
5,000	Loan 000218388BD01	14.15	11/01/2018	4,715
10,500	Loan 000218393BD01	6.15	11/01/2018	10,544
6,500	Loan 000218394BD01	17.15	11/01/2018	6,617
3,500	Loan 000218412BD01	17.15	11/01/2018	3,600
3,840	Loan 000218420BD01	15.15	06/12/2018	3,843

See accompanying notes to financial statements.

15

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE (Continued) - 5.81%
$3,000	Loan 000218424BD01	17.15	11/01/2018	$2,980
5,000	Loan 000218429BD01	17.15	11/01/2018	5,170
4,500	Loan 000218440BD01	16.15	11/01/2018	4,653
3,000	Loan 000218447BD01	17.15	11/01/2018	2,995
2,500	Loan 000218453BD01	16.15	11/01/2018	2,522
6,000	Loan 000218459BD01	16.15	11/01/2018	6,054
4,000	Loan 000218466BD01	16.15	11/01/2018	4,036
5,415	Loan 000218492BD01	15.15	06/05/2018	5,535
15,000	Loan 000218506BD01	12.15	07/03/2018	15,144
5,500	Loan 000218521BD01	17.15	11/01/2018	5,681
5,500	Loan 000218530BD01	17.15	11/01/2018	5,620
3,550	Loan 000218544BD01	17.15	11/01/2018	3,580
2,750	Loan 000219071BD01	17.15	11/01/2018	2,775
3,500	Loan 000219118BD01	17.15	11/01/2018	3,532
				2,238,101
	LAW - 16.09%
22,980	Loan 000167486CC01	10.85	04/17/2018	23,555
3,510	Loan 000170163BC01	14.15	11/01/2017	3,489
16,358	Loan 000170259BA01	17.15	11/01/2017	4,317
6,557	Loan 000170353BA01	17.15	12/01/2017	6,679
16,234	Loan 000170354BC01	17.15	11/01/2017	16,277
17,668	Loan 000177107BA01	17.15	11/01/2017	1,957
13,857	Loan 000180171CC01	12.85	12/04/2017	14,104
13,635	Loan 000182758BC01	17.15	11/01/2016	11,373
440	Loan 000185115BA01	19.23	05/01/2014	431
5,848	Loan 000186221BC01	9.15	11/01/2016	5,924
3,120	Loan 000189658BC01	17.15	11/01/2016	3,056
8,514	Loan 000198073CC01	12.77	06/21/2018	8,638
5,374	Loan 000200538BA01	7.15	11/01/2016	5,324
3,210	Loan 000200632BB01	17.15	11/01/2016	3,216
6,727	Loan 000200633BB01	17.15	11/01/2016	6,747
11,782	Loan 000200642BA01	17.15	12/01/2017	11,818
4,488	Loan 000200667BA01	17.15	12/01/2017	4,558
17,508	Loan 000200668BA01	17.15	12/01/2017	17,527
16,831	Loan 000200673BA01	17.15	12/01/2017	17,104
5,610	Loan 000200676BA01	17.15	12/01/2017	5,715
15,931	Loan 000200680BA01	9.15	12/01/2017	14,988
17,322	Loan 000200682BA01	17.15	12/01/2017	17,140
8,950	Loan 000200684BA01	17.15	12/01/2017	9,050
11,770	Loan 000200687BA01	17.15	12/01/2017	11,944

See accompanying notes to financial statements.

16

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$16,831	Loan 000200691BA01	17.15	12/01/2017	$16,653
11,155	Loan 000200694BA01	17.15	12/01/2017	11,296
6,194	Loan 000200700BC01	17.15	11/01/2017	5,919
16,026	Loan 000200702BC01	14.15	11/01/2017	4,828
10,096	Loan 000200708BA01	17.15	12/01/2017	10,170
3,365	Loan 000200713BC01	17.15	11/22/2016	121
15,175	Loan 000200718BA01	17.15	11/01/2017	14,986
11,188	Loan 000200720BA01	17.15	12/01/2017	9,822
4,439	Loan 000200723BA01	17.15	12/01/2017	4,491
16,782	Loan 000200726BA01	17.15	11/01/2017	16,703
4,074	Loan 000200734BA01	9.15	12/01/2017	3,594
5,490	Loan 000200736BA01	14.15	12/01/2017	5,542
17,508	Loan 000200737BA01	17.15	12/01/2017	17,311
11,034	Loan 000200741BA01	16.15	11/01/2017	11,028
6,282	Loan 000200755BA01	7.15	12/01/2017	6,332
8,950	Loan 000200756BA01	17.15	12/01/2017	8,983
17,408	Loan 000200766BB01	17.15	11/01/2017	12,556
8,602	Loan 000200770BA01	17.15	11/01/2017	7,507
13,386	Loan 000200776BA01	17.15	12/01/2017	13,587
17,647	Loan 000200777BA01	17.15	11/01/2017	18,072
3,346	Loan 000200780BA01	17.15	12/01/2017	3,260
5,369	Loan 000200781BA01	7.15	12/01/2016	5,384
5,577	Loan 000200788BA01	17.15	12/01/2017	5,185
6,109	Loan 000200792BB01	17.15	11/01/2016	5,963
5,594	Loan 000200794BA01	17.15	12/01/2017	5,538
10,704	Loan 000200810BC01	17.15	11/01/2017	11,085
16,743	Loan 000200816BA01	17.15	12/01/2017	16,512
10,373	Loan 000200821BC01	17.15	11/01/2017	9,901
92	Loan 000200827BA01	17.15	12/01/2017	92
15,616	Loan 000200831BA01	17.15	11/01/2017	15,639
4,475	Loan 000200833BA01	17.15	12/01/2017	4,503
5,577	Loan 000200837BA01	17.15	12/01/2017	5,098
8,604	Loan 000200841BC01	17.15	11/01/2017	8,802
8,366	Loan 000200848BA01	17.15	12/01/2017	8,320
4,462	Loan 000200875BA01	17.15	11/01/2017	4,460
5,750	Loan 000200884BC01 *	17.15	11/01/2017	—
13,725	Loan 000200885BA01	17.15	12/01/2017	13,561
13,628	Loan 000200893BA01	7.15	12/01/2017	13,309
10,936	Loan 000200900BA01	17.15	12/01/2017	11,054
8,303	Loan 000200902BA01	17.15	12/01/2017	8,304

See accompanying notes to financial statements.

17

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$16,144	Loan 000200907BA01	14.15	12/01/2017	$15,453
16,219	Loan 000200908BB01	17.15	11/01/2017	16,249
6,693	Loan 000200937BA01	17.15	12/01/2017	5,701
16,769	Loan 000200938BA01	17.15	12/07/2017	16,959
8,034	Loan 000200964BA01	17.15	11/01/2017	8,216
16,732	Loan 000200968BA01	17.15	11/01/2017	16,809
13,940	Loan 000200977BA01	17.15	11/01/2017	13,997
15,725	Loan 000201006BA01	7.15	11/01/2017	16,082
15,725	Loan 000201014BA01	7.15	11/01/2017	15,569
11,155	Loan 000201019BA01	17.15	11/01/2017	11,356
11,155	Loan 000201021BA01	17.15	11/01/2017	11,392
782	Loan 000201026BA01	17.15	11/01/2017	804
16,297	Loan 000201030BA01	17.15	11/01/2017	16,651
6,693	Loan 000201032BA01	17.15	12/01/2017	6,657
9,556	Loan 000201046BA01	9.15	12/01/2017	8,362
15,746	Loan 000201064BA01	7.15	12/01/2017	15,395
11,783	Loan 000201066BA01	17.15	11/01/2017	11,349
4,247	Loan 000201074BA01	9.15	12/01/2017	4,109
16,430	Loan 000201075BA01	14.15	12/01/2017	15,507
8,924	Loan 000201076BA01	17.15	12/01/2017	8,808
13,595	Loan 000201079BA01	7.15	12/01/2016	13,486
11,122	Loan 000201103BA01	17.15	12/01/2017	9,329
9,379	Loan 000201107BA01	16.15	12/01/2017	9,668
2,789	Loan 000201116BA01	17.15	12/01/2017	2,838
16,585	Loan 000201117BA01	16.15	12/01/2017	6,278
11,155	Loan 000201118BA01	17.15	12/01/2017	11,407
16,969	Loan 000201123BA01	17.15	12/01/2017	17,763
17,233	Loan 000201126BA01	17.15	12/01/2017	16,265
4,193	Loan 000201130BA01	7.15	12/01/2017	4,230
14,167	Loan 000201133BA01	17.15	12/01/2016	11,812
5,280	Loan 000201138BA01	17.15	12/01/2017	5,222
12,161	Loan 000201142BB01	17.15	11/01/2016	12,186
16,732	Loan 000201154BA01	17.15	12/01/2017	16,991
16,541	Loan 000201158BA01	17.15	12/01/2017	17,016
8,656	Loan 000201159BC01	14.15	11/01/2016	8,742
13,318	Loan 000201177BA01	17.15	12/01/2017	13,549
9,973	Loan 000201181BA01	17.15	12/01/2017	9,063
15,066	Loan 000201189BA01	7.15	12/01/2017	15,209
16,682	Loan 000201198BA01	17.15	11/01/2017	16,569
10,926	Loan 000201200BA01	14.15	12/01/2017	10,977

See accompanying notes to financial statements.

18

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$5,282	Loan 000201216BA01	17.15	12/01/2017	$5,317
8,897	Loan 000201220BA01	17.15	12/01/2017	7,473
15,861	Loan 000201226BC01	17.15	11/01/2017	16,320
10,618	Loan 000201233BA01	9.15	12/01/2017	10,158
4,462	Loan 000201238BA01	17.15	12/01/2017	4,557
8,897	Loan 000201240BA01	17.15	11/01/2017	8,987
10,839	Loan 000201253BA01	17.15	11/01/2017	10,816
6,673	Loan 000201262BA01	17.15	12/01/2017	6,752
13,917	Loan 000201263BA01	17.15	11/01/2017	12,590
15,583	Loan 000201268BA01	7.15	12/01/2017	16,205
16,308	Loan 000201269BA01	17.15	11/01/2017	15,660
7,648	Loan 000201277BA01	14.15	12/01/2017	7,437
3,566	Loan 000201280BB01	14.15	11/01/2016	3,621
17,373	Loan 000201283BA01	17.15	12/01/2017	17,119
7,785	Loan 000201287BA01	17.15	11/01/2017	7,716
16,682	Loan 000201289BA01	17.15	12/01/2017	16,510
8,897	Loan 000201290BA01	17.15	12/01/2017	8,092
6,474	Loan 000201294BB01	17.15	11/01/2017	6,979
15,900	Loan 000201302BA01	9.15	12/01/2017	12,480
11,658	Loan 000201305BA01	9.15	12/01/2017	11,551
16,682	Loan 000201312BA01	17.15	12/01/2017	16,189
11,312	Loan 000201316BC01	16.15	11/01/2017	11,097
6,673	Loan 000201324BA01	17.15	12/01/2017	6,800
11,122	Loan 000201329BA01	17.15	12/01/2017	11,082
8,078	Loan 000201332BA01	14.15	12/01/2017	7,995
17,647	Loan 000201372BA01	17.15	12/01/2017	17,413
10,470	Loan 000201377BA01	7.15	12/01/2017	10,085
17,458	Loan 000201378BA01	17.15	12/01/2017	18,009
12,234	Loan 000201405BA01	17.15	12/01/2017	10,820
13,274	Loan 000201411BC01	17.15	11/01/2016	13,456
6,357	Loan 000201413BA01	7.15	11/01/2016	6,606
11,559	Loan 000201413BA01	17.15	11/01/2017	11,495
16,067	Loan 000201413BA01	14.15	12/01/2017	16,784
16,682	Loan 000201413BA01	17.15	12/01/2017	16,374
7,339	Loan 000201417BA01	17.15	12/01/2016	7,172
9,898	Loan 000201422BC01	16.15	11/01/2016	9,946
8,047	Loan 000201426BA01	17.15	12/01/2017	8,104
12,234	Loan 000201431BA01	17.15	11/01/2017	12,512
16,647	Loan 000201499BA01	17.15	12/01/2017	16,929
14,651	Loan 000201512BA01	17.15	12/01/2016	13,276

See accompanying notes to financial statements.

19

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$13,111	Loan 000201521BA01	14.15	12/01/2017	$13,159
16,682	Loan 000201523BA01	17.15	12/01/2017	15,743
16,883	Loan 000201524BC01 *	17.15	11/23/2016	—
17,407	Loan 000201528BC01	17.15	11/01/2017	18,286
3,602	Loan 000201535BA01	17.15	12/01/2017	3,599
6,953	Loan 000201537BA01	17.15	12/01/2017	7,081
16,647	Loan 000201563BA01	17.15	12/01/2017	16,506
13,268	Loan 000201619BA01	16.15	11/01/2017	13,407
3,398	Loan 000201620BA01	7.15	12/01/2017	3,417
6,476	Loan 000201625BC01	17.15	11/06/2016	6,469
2,220	Loan 000201628BA01	17.15	12/01/2017	2,205
4,178	Loan 000201635BC01	17.15	11/01/2016	4,233
16,647	Loan 000201636BA01	17.15	12/01/2017	16,970
6,743	Loan 000201641BB01	7.15	11/01/2017	1,836
517	Loan 000201655BC01	17.15	11/01/2016	528
3,893	Loan 000201656BA01	17.15	12/01/2017	3,897
3,634	Loan 000201657BC01	17.15	11/01/2016	3,622
645	Loan 000201660BA01	14.15	12/01/2017	640
15,800	Loan 000201663BC01	7.15	11/01/2017	2,645
11,122	Loan 000201674BA01	17.15	11/01/2017	8,109
16,647	Loan 000201690BA01	17.15	12/01/2017	16,238
3,884	Loan 000201701BA01	17.15	12/01/2017	3,889
6,190	Loan 000201707BB01	7.15	11/01/2017	6,127
9,931	Loan 000201713BA01	16.15	12/01/2017	10,122
4,501	Loan 000201723BA01	17.15	12/01/2017	4,371
5,819	Loan 000201733BA01	17.15	11/01/2017	6,028
6,603	Loan 000201737BA01	17.15	12/01/2017	6,635
17,134	Loan 000201741BA01	17.15	12/01/2017	17,381
16,360	Loan 000201769BA01	14.15	12/01/2017	16,375
12,552	Loan 000201772BA01	7.15	12/01/2017	12,978
11,098	Loan 000201778BA01	17.15	11/01/2017	11,225
7,906	Loan 000201781BA01	14.15	12/01/2017	7,958
15,537	Loan 000201782BA01	17.15	12/01/2017	16,125
7,078	Loan 000201788BB01	17.15	11/01/2017	7,024
3,329	Loan 000201794BA01	17.15	12/01/2017	3,325
7,498	Loan 000201812BC01	17.15	11/24/2016	7,522
3,351	Loan 000201817BB01	9.15	11/01/2016	3,334
16,243	Loan 000201820BC01	17.15	11/01/2017	16,434
4,439	Loan 000201827BA01	17.15	12/01/2017	4,464
13,883	Loan 000201923BC01	14.16	11/01/2017	13,831

See accompanying notes to financial statements.

20

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$15,690	Loan 000201926BA01	7.15	11/01/2017	$4,307
13,299	Loan 000201929BB01	17.15	11/01/2016	13,176
13,843	Loan 000201932BB01	17.15	11/03/2016	4,889
11,098	Loan 000201939BA01	17.15	11/01/2017	11,172
16,626	Loan 000201948BA01	17.15	11/01/2017	16,799
15,084	Loan 000201954BA01	17.15	12/01/2017	13,367
15,485	Loan 000201958BC01	14.15	11/01/2017	16,147
11,494	Loan 000201960BB01	17.15	11/16/2017	11,731
11,750	Loan 000201985BC01	17.15	11/01/2017	12,362
1,070	Loan 000202011BA01	17.15	12/01/2017	1,069
16,647	Loan 000202030BA01	17.15	12/01/2017	16,887
3,213	Loan 000202035BC01	17.15	11/01/2017	3,417
16,647	Loan 000202041BA01	17.15	12/01/2017	17,218
11,098	Loan 000202043BA01	17.15	12/01/2017	11,347
3,310	Loan 000202046BA01	16.15	11/01/2017	3,149
4,035	Loan 000202059BA01	17.15	12/01/2017	4,134
16,709	Loan 000202108BC01 *	17.15	11/01/2017	—
3,884	Loan 000202110BA01	17.15	12/01/2017	3,966
8,878	Loan 000202110BA01	17.15	12/01/2017	8,954
3,763	Loan 000202111BC01	17.15	11/01/2016	3,853
12,572	Loan 000202122BC01	17.15	11/01/2016	13,053
17,240	Loan 000202127BB01	17.15	11/01/2017	15,240
5,201	Loan 000202131BB01	17.15	11/01/2017	5,310
16,055	Loan 000202135BB01	14.15	11/01/2017	16,003
9,439	Loan 000202139BA01	16.15	12/01/2017	9,049
8,716	Loan 000202167BB01 *	17.15	11/01/2017	—
2,276	Loan 000202171BC01	16.15	11/01/2016	2,082
8,021	Loan 000202177BA01	17.15	12/01/2017	7,768
16,482	Loan 000202180BA01	17.15	12/01/2017	16,804
3,866	Loan 000202182BC01	17.16	11/01/2016	3,932
2,007	Loan 000202187BC01	17.15	11/01/2016	2,058
10,377	Loan 000202187BC01	17.15	11/01/2016	10,267
10,812	Loan 000202187BC01	17.15	11/01/2017	10,885
7,214	Loan 000202187BC01	17.15	12/01/2017	7,317
13,793	Loan 000202195BA01	16.15	11/01/2017	14,071
8,894	Loan 000202201BA01	17.15	12/01/2017	8,670
11,098	Loan 000202226BA01	17.15	11/01/2017	10,867
11,098	Loan 000202231BA01	17.15	12/01/2017	10,445
6,656	Loan 000202240BA01	17.15	12/01/2017	6,716

See accompanying notes to financial statements.

21

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$16,354	Loan 000202242BA01	14.15	11/01/2017	$15,384
16,309	Loan 000202244BB01	17.15	11/01/2017	16,220
8,637	Loan 000202276BC01	17.15	11/01/2017	9,083
4,401	Loan 000202314BA01	14.15	12/01/2017	4,385
17,277	Loan 000202322BB01	17.15	11/01/2017	17,713
12,350	Loan 000202336BA01	14.15	12/01/2017	12,251
3,279	Loan 000202339BA01	17.15	12/01/2017	3,293
16,860	Loan 000202365BC01 *	17.15	11/20/2016	—
6,693	Loan 000202376BC01	17.15	11/01/2017	6,638
15,690	Loan 000202377BA01	7.15	12/01/2017	15,369
10,020	Loan 000202405BA01	9.15	12/01/2017	10,134
11,098	Loan 000202409BA01	17.15	12/01/2017	11,399
16,085	Loan 000202412BC01	17.15	11/01/2017	16,350
16,647	Loan 000202416BA01	17.15	12/01/2017	16,622
5,135	Loan 000202436BC01	17.15	11/01/2017	5,252
16,782	Loan 000202461BC01 *	17.15	11/01/2016	—
11,448	Loan 000202493BC01	17.15	11/01/2017	11,361
7,105	Loan 000202509BC01	17.15	11/01/2016	7,289
16,995	Loan 000202525BC01	17.15	11/01/2016	15,270
3,205	Loan 000202530BC01	17.15	11/01/2017	3,203
12,344	Loan 000202533BC01	17.15	11/01/2016	12,676
2,996	Loan 000202546BA01	17.15	12/01/2017	3,042
966	Loan 000202585BA01	14.15	12/01/2016	944
4,591	Loan 000202632BC01	17.15	11/01/2016	4,665
16,087	Loan 000202633BC01	17.15	11/01/2017	16,219
17,165	Loan 000202647BC01	17.15	11/01/2017	16,846
4,749	Loan 000202677BC01	17.15	11/01/2016	4,266
8,246	Loan 000202681BA01	7.15	12/01/2016	8,372
9,602	Loan 000202682BA01	14.15	11/01/2017	9,579
5,243	Loan 000202689BC01	17.15	11/01/2017	5,316
11,196	Loan 000202697BB01	17.15	11/01/2016	1,745
8,251	Loan 000202716BA01	17.15	12/01/2017	8,250
16,709	Loan 000202798BC01	17.15	11/01/2017	16,865
16,058	Loan 000202807BA01 *	17.15	12/01/2016	—
4,654	Loan 000202813BB01	17.15	11/01/2016	4,488
16,243	Loan 000202819BC01	17.15	11/01/2017	14,837
16,300	Loan 000202839BB01	17.15	11/01/2017	15,683
14,161	Loan 000202851BB01	14.15	11/01/2016	12,512
16,243	Loan 000202859BC01	17.15	11/01/2017	15,769
16,883	Loan 000202906BC01	17.15	11/23/2016	2,594

See accompanying notes to financial statements.

22

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$17,014	Loan 000202956BA01	17.15	11/01/2017	$14,731
5,179	Loan 000202962BC01	17.15	11/05/2016	5,082
15,899	Loan 000202973BC01	16.15	11/01/2017	15,827
8,630	Loan 000202974BC01	17.15	11/01/2016	7,624
3,782	Loan 000202978BB01 *	17.15	11/01/2017	—
2,850	Loan 000202979BB01	17.15	11/01/2016	2,864
8,636	Loan 000202992BC01	17.15	11/01/2017	7,692
17,363	Loan 000202999BA01	17.15	12/01/2017	16,931
16,121	Loan 000203002BB01	17.16	11/01/2017	13,928
3,547	Loan 000203004BB01	17.15	11/01/2016	3,529
8,882	Loan 000203013BC01	17.15	11/01/2016	9,003
10,207	Loan 000203020BC01	17.15	11/01/2017	10,155
5,335	Loan 000203029BC01	17.15	11/01/2016	5,404
16,120	Loan 000203030BC01	17.15	11/01/2017	16,439
11,313	Loan 000203034BB01	17.15	11/19/2017	1,513
15,535	Loan 000203047BB01	7.16	11/01/2017	15,836
17,293	Loan 000203060BB01	17.15	11/01/2017	64
10,752	Loan 000203067BC01	17.15	11/01/2017	10,971
8,856	Loan 000203070BC01	17.15	11/01/2016	8,981
3,116	Loan 000203076BB01	17.15	11/01/2017	3,128
4,313	Loan 000203152BC01	14.15	11/01/2016	4,221
2,617	Loan 000203153BC01	17.16	11/02/2016	2,667
16,864	Loan 000203154BA01	17.15	12/01/2017	15,841
13,046	Loan 000203170BA01	17.15	11/01/2017	10,600
16,336	Loan 000203210BB01	17.15	11/04/2017	15,923
9,011	Loan 000203214BC01	17.15	12/05/2017	2,083
6,042	Loan 000203220BC01	17.15	11/05/2016	6,053
15,725	Loan 000203228BB01 *	9.15	11/01/2016	—
5,970	Loan 000203243BC01	17.15	11/01/2017	5,904
8,257	Loan 000203289BA01	7.15	12/01/2016	8,397
16,231	Loan 000203302BB01	16.15	11/01/2017	16,259
16,736	Loan 000203305BA01	17.15	11/03/2017	16,812
16,252	Loan 000203305BA01	17.15	12/01/2017	16,383
4,940	Loan 000203307BB01	14.15	11/01/2016	4,656
16,243	Loan 000203308BC01	17.15	11/01/2017	16,292
7,580	Loan 000203322BC01 *	17.15	11/01/2017	—
10,178	Loan 000203349BC01	17.15	11/01/2016	8,853
12,974	Loan 000203350BB01	16.15	11/01/2017	11,726
1,911	Loan 000203352BC01	17.15	11/01/2016	1,938
7,376	Loan 000203358BC01	17.15	11/03/2016	7,452

See accompanying notes to financial statements.

23

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$17,721	Loan 000203366BB01	17.15	11/01/2017	$17,446
13,066	Loan 000203377BC01	17.15	11/01/2016	13,267
16,243	Loan 000203380BC01	17.15	11/01/2017	15,829
5,686	Loan 000203385BC01	17.15	11/03/2016	5,811
13,826	Loan 000203393BC01	17.15	11/17/2017	12,730
16,243	Loan 000203396BC01	17.15	11/01/2017	14,516
13,085	Loan 000203426BB01	14.15	11/01/2016	12,912
17,613	Loan 000203435BC01	17.15	11/01/2017	17,215
7,942	Loan 000203439BC01	17.15	11/01/2017	8,130
2,563	Loan 000203447BC01	17.15	11/01/2016	2,542
4,181	Loan 000203451BC01	17.15	11/01/2017	4,329
11,174	Loan 000203459BA01	17.15	11/01/2017	10,634
8,349	Loan 000203467BB01	17.15	11/03/2016	8,275
7,780	Loan 000203470BB01 *	14.15	12/26/2017	—
9,615	Loan 000203498BC01	17.15	11/01/2017	8,643
16,675	Loan 000203500BC01	17.15	11/01/2017	16,118
2,377	Loan 000203501BC01	17.15	11/01/2017	2,406
4,177	Loan 000203502BB01	17.15	11/01/2017	4,119
3,169	Loan 000203504BC01	17.15	11/01/2017	3,258
6,761	Loan 000203523BB01	17.15	11/19/2017	2,089
8,914	Loan 000203556BA01	17.15	11/01/2016	9,024
15,665	Loan 000203561BC01 *	9.15	11/01/2017	—
10,694	Loan 000203570BA01	16.15	12/01/2017	10,786
7,503	Loan 000203577BC01	17.15	11/01/2016	7,673
9,295	Loan 000203578BC01	17.15	11/01/2016	9,470
3,193	Loan 000203581BC01	17.15	11/01/2016	3,203
13,306	Loan 000203589BB01	17.15	11/01/2016	13,874
13,327	Loan 000203602BB01	6.00	11/01/2016	11,686
16,356	Loan 000203628BB01 *	17.15	11/01/2016	—
5,873	Loan 000203633BC01	14.15	11/01/2017	6,009
8,125	Loan 000203652BA01	17.15	12/01/2016	8,161
3,847	Loan 000203653BC01	17.15	11/24/2016	1,502
15,165	Loan 000203659BC01	16.15	11/01/2017	15,257
7,852	Loan 000203695BB01	16.15	11/01/2016	7,589
10,389	Loan 000203718BA01	7.15	11/01/2017	8,859
3,925	Loan 000203726BB01	17.15	11/01/2017	3,976
7,109	Loan 000203730BA01	17.15	11/01/2016	7,168
5,207	Loan 000203740BC01	17.15	11/01/2016	5,117
17,499	Loan 000203750BB01	17.15	11/01/2016	17,184
8,855	Loan 000203752BC01	17.15	11/01/2016	8,779

See accompanying notes to financial statements.

24

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$5,177	Loan 000203760BC01	17.15	11/01/2017	$5,084
5,595	Loan 000203776BC01	17.15	11/01/2016	5,555
10,566	Loan 000203782BA01	14.15	12/01/2017	10,570
16,949	Loan 000203789BB01	17.15	11/23/2017	15,832
11,418	Loan 000203789BB01	17.15	12/30/2017	11,520
8,404	Loan 000203805BC01	17.15	11/01/2017	8,780
15,964	Loan 000203826BC01	9.15	11/21/2017	2,729
15,000	Loan 000203828BC01	17.20	11/01/2016	15,135
8,122	Loan 000203831BC01	17.15	11/01/2017	6,885
12,793	Loan 000203838BC01	17.15	11/01/2017	12,959
10,350	Loan 000203842BB01	17.15	11/01/2016	10,335
5,702	Loan 000203866BA01	17.15	12/01/2016	5,724
3,035	Loan 000203868BB01	17.15	11/01/2017	3,044
12,224	Loan 000203881BB01	14.15	11/01/2016	12,390
16,123	Loan 000203898BC01	17.15	11/01/2017	16,161
17,163	Loan 000203898BC01	17.16	11/01/2017	17,171
2,752	Loan 000203921BC01	17.15	11/01/2016	2,802
16,803	Loan 000203925BB01	17.15	11/01/2017	16,670
16,618	Loan 000203931BC01	17.15	04/01/2018	16,659
6,779	Loan 000203932BB01	17.15	11/01/2017	6,493
1,759	Loan 000203954BC01	17.15	11/01/2016	1,792
7,519	Loan 000203954BC01	17.15	11/01/2017	7,516
2,906	Loan 000203987BC01	17.15	11/01/2016	2,855
4,272	Loan 000203990BC01	17.15	11/01/2016	4,274
14,618	Loan 000203993BB01	9.15	11/01/2016	1,978
12,955	Loan 000203995BC01 *	17.16	11/01/2017	—
17,511	Loan 000203996BB01	17.15	11/05/2016	16,451
7,237	Loan 000203998BB01	17.15	11/01/2016	1,164
6,141	Loan 000204005BC01	17.15	11/01/2016	6,153
1,835	Loan 000204011BB01	17.15	11/01/2016	1,828
10,741	Loan 000204013BC01	17.16	11/01/2017	10,776
17,168	Loan 000204014BC01	17.15	11/01/2017	14,584
11,513	Loan 000204016BA01	17.15	11/01/2017	3,591
8,392	Loan 000204019BA01	9.15	11/01/2016	8,508
16,265	Loan 000204021BB01	17.15	11/01/2017	16,484
5,353	Loan 000204023BB01	17.15	11/01/2017	5,041
16,953	Loan 000204028BC01	17.15	11/01/2016	4,485
8,666	Loan 000204039BA01	17.15	11/01/2016	1,903
16,179	Loan 000204043BC01	17.15	11/01/2017	16,054
15,466	Loan 000204059BB01	9.15	11/01/2017	15,075

See accompanying notes to financial statements.

25

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$5,448	Loan 000204069BA01	16.15	11/01/2016	$5,457
4,767	Loan 000204088BC01	17.15	11/01/2016	4,764
17,460	Loan 000204090BB01	17.15	12/01/2017	3,930
8,407	Loan 000204102BB01	14.15	11/01/2017	8,241
4,163	Loan 000204105BB01	17.15	11/01/2017	4,105
16,243	Loan 000204106BC01 *	17.15	11/01/2017	—
15,939	Loan 000204108BC01	17.15	11/01/2017	15,260
2,474	Loan 000204112BC01	17.16	11/05/2016	2,480
10,757	Loan 000204133BC01	17.15	11/01/2017	10,931
9,755	Loan 000204186BA01	17.15	11/01/2017	9,917
15,339	Loan 000204197BB01	9.15	11/01/2017	15,615
7,050	Loan 000204199BC01	17.15	12/26/2016	6,998
9,051	Loan 000204202BB01	17.15	11/01/2017	7,905
2,647	Loan 000204241BC01	9.15	11/01/2016	2,647
3,359	Loan 000204245BC01	17.15	11/01/2016	3,444
16,826	Loan 000204246BB01	17.15	11/01/2017	16,415
13,903	Loan 000204260BC01	17.15	11/01/2017	14,253
13,322	Loan 000204263BC01	9.15	11/01/2016	13,266
17,021	Loan 000204284BC01	17.15	11/01/2017	16,441
10,374	Loan 000204286BC01	17.15	11/26/2016	9,010
15,975	Loan 000204311BC01	14.15	11/01/2017	15,629
1,791	Loan 000204321BB01	7.15	11/01/2017	1,764
4,624	Loan 000204322BC01	17.15	11/01/2016	4,717
2,936	Loan 000204330BC01	16.15	11/17/2016	976
4,961	Loan 000204344BC01	17.15	11/01/2016	4,621
4,893	Loan 000204358BB01	17.15	11/01/2016	4,934
10,527	Loan 000204373BC01	17.15	11/01/2017	10,452
6,832	Loan 000204382BC01	17.15	11/01/2016	6,729
2,844	Loan 000204413BB01	7.15	11/01/2016	2,864
16,412	Loan 000204416BC01	16.15	11/01/2017	16,615
11,528	Loan 000204420BA01	16.15	11/01/2016	2,385
10,618	Loan 000204421BC01	14.15	11/01/2017	9,703
17,328	Loan 000204427BB01	17.15	12/07/2017	15,106
5,386	Loan 000204433BC01	17.15	11/01/2017	5,422
9,590	Loan 000204435BB01	17.15	11/01/2016	9,759
5,766	Loan 000204447BB01	17.15	11/01/2016	5,788
9,078	Loan 000204447BB01	17.15	12/13/2016	8,636
8,705	Loan 000204495BB01	14.15	11/23/2016	8,782
5,452	Loan 000204496BB01 *	17.15	11/01/2017	—
16,308	Loan 000204503BA01	17.15	11/01/2017	15,787

See accompanying notes to financial statements.

26

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$2,276	Loan 000204504BC01	17.15	11/01/2016	$2,281
4,336	Loan 000204506BA01	17.15	11/01/2017	4,304
14,306	Loan 000204510BB01	17.15	11/01/2016	12,659
16,829	Loan 000204518BC01	17.15	11/16/2017	3,172
6,856	Loan 000204631BC01	17.15	11/01/2016	6,797
16,002	Loan 000204673BC01	17.15	11/01/2017	16,051
16,003	Loan 000204679BC01	17.15	11/01/2017	16,232
14,494	Loan 000204685BB01	7.15	11/01/2017	14,203
6,906	Loan 000204690BC01	17.15	11/12/2017	2,056
12,463	Loan 000204691BC01	17.15	12/21/2017	1,688
2,743	Loan 000204700BA01	17.15	12/01/2016	2,737
17,088	Loan 000204711BA01	17.15	12/01/2017	16,888
2,926	Loan 000204721BB01	17.15	11/01/2016	2,923
17,165	Loan 000204729BC01	17.15	11/01/2017	17,439
3,096	Loan 000204733BA01	16.15	11/01/2016	3,121
12,824	Loan 000204745BC01	17.16	11/01/2017	13,068
4,850	Loan 000204752BC01	17.15	11/01/2016	4,821
16,144	Loan 000204761BC01 *	17.15	11/01/2017	—
13,936	Loan 000204768BB01	17.15	11/01/2016	13,723
4,274	Loan 000204789BC01	17.15	11/01/2016	4,333
7,715	Loan 000204792BC01	17.15	11/01/2016	7,703
4,152	Loan 000204793BC01	17.15	11/01/2016	4,134
5,896	Loan 000204795BA01	14.15	11/01/2017	5,782
10,829	Loan 000204812BC01	17.15	11/01/2016	8,725
8,115	Loan 000204816BC01	17.15	11/01/2017	8,127
7,104	Loan 000204825BB01	17.15	11/01/2016	7,106
3,829	Loan 000204827BB01	17.15	11/01/2016	3,834
17,300	Loan 000204859BB01	17.15	11/02/2017	6,196
11,541	Loan 000204878BC01	17.15	11/24/2017	11,815
4,428	Loan 000204883BC01	17.15	11/01/2016	4,521
9,355	Loan 000204894BC01	17.15	11/18/2016	7,082
3,812	Loan 000204897BA01	9.15	12/01/2016	3,802
14,878	Loan 000204908BA01	17.15	12/01/2017	14,713
3,153	Loan 000204966BC01	17.15	11/01/2017	3,234
10,138	Loan 000204968BB01	17.15	11/01/2017	10,546
16,208	Loan 000204969BC01	17.15	11/01/2017	15,127
7,339	Loan 000204972BB01	17.15	11/01/2017	7,160
10,589	Loan 000204976BC01	17.15	11/01/2017	10,034
16,165	Loan 000204981BB01	17.15	11/01/2017	15,858
15,104	Loan 000205019BC01	17.15	11/01/2017	15,021

See accompanying notes to financial statements.

27

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$4,496	Loan 000205026BB01	17.15	11/01/2016	$4,365
8,870	Loan 000205039BB01	17.15	11/01/2016	9,056
8,690	Loan 000205046BA01	17.15	12/01/2017	8,675
6,481	Loan 000205064BC01	17.15	11/01/2017	6,566
15,740	Loan 000205072BB01	17.15	11/01/2017	13,678
3,279	Loan 000205093BA01	17.15	12/01/2017	3,251
2,548	Loan 000205095BA01	17.15	11/01/2017	2,534
10,026	Loan 000205101CC01	17.15	11/01/2017	2,142
12,497	Loan 000205110BA01	7.15	12/01/2016	12,453
1,711	Loan 000205125BC01	17.15	11/01/2016	1,716
2,630	Loan 000205128BC01	17.15	11/01/2016	2,533
5,681	Loan 000205136BC01	17.15	11/01/2017	5,776
2,718	Loan 000205139BC01	16.15	11/01/2016	979
8,940	Loan 000205147BC01	17.15	11/01/2016	8,982
2,087	Loan 000205148BB01	17.15	11/01/2016	2,088
8,926	Loan 000205149BB01	17.15	11/01/2016	8,942
3,967	Loan 000205152BB01	17.15	11/01/2017	3,782
11,327	Loan 000205153BA01	17.15	11/01/2017	10,576
3,734	Loan 000205157BC01	17.15	11/01/2017	3,770
15,912	Loan 000205166BC01	17.15	11/01/2017	16,055
1,678	Loan 000205176BC01	14.15	11/01/2016	1,681
3,189	Loan 000205182BB01	17.15	11/06/2016	3,184
8,050	Loan 000205191BB01	17.15	11/01/2017	8,150
4,206	Loan 000205223BC01	17.15	11/01/2016	4,235
15,028	Loan 000205229BB01	9.15	11/01/2017	15,167
17,389	Loan 000205232BB01	17.15	11/01/2016	15,504
10,772	Loan 000205234BC01	17.15	11/01/2017	8,769
2,976	Loan 000205245BB01	7.15	11/01/2017	2,984
8,653	Loan 000205262BC01	17.15	11/01/2017	2,631
4,322	Loan 000205263BC01	17.15	01/25/2017	3,919
3,547	Loan 000205271BC01	17.15	11/01/2016	969
8,268	Loan 000205286BA01	7.15	11/01/2016	8,276
3,155	Loan 000205287BC01	14.15	11/01/2016	2,957
10,779	Loan 000205308BB01	14.15	11/01/2016	10,563
7,550	Loan 000205323BB01	14.15	11/01/2017	7,482
3,697	Loan 000205345BC01	17.15	11/01/2016	3,777
12,331	Loan 000205349BB01	9.15	11/01/2017	12,558
4,524	Loan 000205353BC01	17.15	11/01/2017	20
3,706	Loan 000205355BC01	17.15	11/01/2017	3,792
3,367	Loan 000205366BB01	14.15	11/01/2016	3,361

See accompanying notes to financial statements.

28

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$12,758	Loan 000205368BC01	14.15	11/01/2017	$12,730
4,362	Loan 000205371BA01	17.15	12/01/2017	4,299
4,173	Loan 000205377BC01	9.15	11/01/2016	4,118
7,017	Loan 000205393BB01	17.15	11/01/2016	7,135
12,926	Loan 000205404BC01	17.15	11/01/2017	12,828
4,436	Loan 000205470BC01	17.15	11/01/2017	4,316
5,101	Loan 000205472BB01	17.15	11/01/2016	5,138
6,501	Loan 000205475BB01	17.15	11/01/2017	6,585
8,860	Loan 000205499BC01	17.15	11/01/2016	8,333
16,973	Loan 000205509BC01	17.15	12/05/2016	16,804
17,201	Loan 000205510BB01	17.15	02/01/2017	17,049
5,392	Loan 000205536BC01	17.15	11/01/2017	802
10,829	Loan 000205538BC01	17.15	11/01/2017	1,725
3,825	Loan 000205542BA01	17.15	12/01/2017	3,705
9,191	Loan 000205550BC01	17.15	11/01/2016	9,325
14,915	Loan 000205562BC01	17.15	11/01/2016	14,092
9,908	Loan 000205592BB01	17.15	11/01/2016	9,826
2,791	Loan 000205594BC01	17.15	11/01/2016	2,808
5,739	Loan 000205598BC01	17.15	11/01/2017	5,796
8,799	Loan 000205606BB01	14.15	11/01/2017	8,751
5,259	Loan 000205607BC01	17.15	11/01/2016	5,301
10,806	Loan 000205609BC01	17.15	11/01/2017	10,798
5,369	Loan 000205611BC01	16.15	11/01/2017	4,746
3,773	Loan 000205630BC01	16.15	11/01/2016	3,731
2,215	Loan 000205664BC01	17.15	11/01/2017	2,221
7,944	Loan 000205672BA01	17.15	11/01/2016	2,163
2,947	Loan 000205692BA01	17.15	12/01/2017	2,830
10,821	Loan 000205695BB01 *	16.15	11/01/2016	—
3,345	Loan 000205718BC01	17.15	11/01/2016	3,302
4,409	Loan 000205727BC01	17.15	11/01/2016	721
2,646	Loan 000205761BC01	17.15	11/01/2017	2,663
4,336	Loan 000205771BA01	17.15	11/01/2017	4,382
11,839	Loan 000205772BC01 *	17.15	11/01/2017	—
2,657	Loan 000205788BC01	14.15	11/01/2016	2,663
9,866	Loan 000205800BC01	17.15	11/01/2016	3,641
13,347	Loan 000205811BC01	17.15	11/01/2016	14,005
11,308	Loan 000205821BC01 *	17.15	01/03/2018	—
4,006	Loan 000205824BB01	17.15	11/01/2017	3,847
8,812	Loan 000205825BC01	17.15	11/01/2016	8,969
8,369	Loan 000205828BA01	9.15	11/01/2017	8,425

See accompanying notes to financial statements.

29

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$15,781	Loan 000205836BC01	17.15	11/01/2017	$14,472
4,432	Loan 000205839BC01	7.15	11/01/2016	4,678
15,989	Loan 000205842BB01 *	17.15	11/01/2016	—
17,208	Loan 000205854BC01	17.15	11/05/2017	15,216
40	Loan 000205858BC01	17.15	11/01/2017	40
10,281	Loan 000205864BC01	17.15	03/01/2018	10,318
7,002	Loan 000205872BC01	17.15	11/01/2017	6,755
3,125	Loan 000205874BC01	17.15	11/01/2016	3,154
3,203	Loan 000205877BC01	17.15	11/01/2017	3,272
3,360	Loan 000205887BC01	17.15	01/03/2017	3,403
17,410	Loan 000205895BB01	17.15	11/01/2016	16,732
16,171	Loan 000205902BC01	17.15	11/01/2017	16,187
8,641	Loan 000205912BC01	17.15	11/01/2017	8,449
6,474	Loan 000205917BC01	14.15	11/01/2016	6,493
10,613	Loan 000205963BB01	14.15	11/01/2017	10,693
11,377	Loan 000205981BC01	17.15	01/01/2018	10,347
4,477	Loan 000205984BC01	14.15	11/01/2016	4,390
9,783	Loan 000205988BB01	7.15	11/01/2016	9,623
16,097	Loan 000205989BB01	17.15	11/01/2017	2,383
2,768	Loan 000205996BC01	17.15	11/01/2016	2,789
2,629	Loan 000206011BB01	17.15	11/01/2016	2,655
16,208	Loan 000206026BC01	17.15	11/01/2017	15,663
16,377	Loan 000206069BC01	16.15	11/01/2017	16,594
8,044	Loan 000206099BC01	17.15	11/01/2017	8,130
17,132	Loan 000206114BB01	17.15	01/01/2018	1,947
5,403	Loan 000206128BC01	17.15	11/01/2017	862
1,428	Loan 000206150BB01	17.15	11/01/2016	1,438
9,268	Loan 000206161BC01	17.15	12/01/2016	3,072
12,908	Loan 000206165BC01	17.15	11/01/2017	12,862
3,370	Loan 000206175BC01	17.15	11/01/2017	3,373
5,569	Loan 000206208BC01	17.15	11/05/2017	217
2,839	Loan 000206210BC01	17.15	11/01/2016	2,880
12,526	Loan 000206234BC01	9.15	11/01/2016	11,952
11,780	Loan 000206257BC01	17.15	11/01/2017	532
3,317	Loan 000206259BC01	17.15	11/01/2016	3,375
12,347	Loan 000206261BC01	7.15	11/01/2016	12,635
2,330	Loan 000206270BC01	14.15	11/01/2017	2,268
14,057	Loan 000206272BC01	17.15	11/01/2017	14,395
17,195	Loan 000206280BC01	17.15	01/20/2018	4,368
15,690	Loan 000206294BC01	17.15	11/03/2017	15,389

See accompanying notes to financial statements.

30

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$13,108	Loan 000206299BC01	17.15	11/01/2017	$13,360
17,168	Loan 000206322CC01	17.15	11/01/2017	16,877
10,655	Loan 000206325BB01	17.15	01/28/2018	10,553
13,700	Loan 000206330BC01	17.15	11/01/2017	13,572
5,399	Loan 000206350BC01	17.15	11/01/2017	5,648
7,504	Loan 000206353BC01	17.15	11/01/2017	7,615
16,243	Loan 000206354BC01 *	17.15	11/01/2017	—
3,124	Loan 000206355BC01	17.15	11/01/2017	3,250
7,098	Loan 000206373BC01	17.15	11/01/2017	7,133
4,257	Loan 000206411BC01	17.15	11/01/2017	4,236
11,525	Loan 000206483BC01	17.15	12/26/2016	11,855
8,234	Loan 000206494BC01	17.15	11/01/2017	8,350
9,404	Loan 000206497BC01	14.15	11/01/2016	8,373
15,805	Loan 000206498BC01	17.15	11/01/2017	15,676
5,788	Loan 000206507BC01	9.15	11/01/2016	5,834
5,938	Loan 000206524BC01 *	17.15	11/01/2017	—
12,998	Loan 000206568BB01	17.15	11/01/2017	13,122
8,556	Loan 000206578BC01	17.16	11/01/2017	7,677
17,139	Loan 000206591BC01	17.16	11/01/2017	17,430
2,638	Loan 000206596BC01	17.15	11/01/2016	2,505
12,242	Loan 000206599BC01	7.15	11/01/2016	12,129
17,286	Loan 000206600BC01	17.15	11/01/2016	6,294
2,374	Loan 000206624BC01	14.15	11/01/2017	2,329
15,285	Loan 000206626BC01	9.15	11/01/2017	13,896
3,995	Loan 000206629BC01	17.15	11/01/2016	4,035
17,117	Loan 000206650BC01	17.15	01/27/2017	2,528
13,594	Loan 000206651BC01	17.15	11/01/2017	453
4,441	Loan 000206654BC01	17.15	11/01/2016	4,522
16,144	Loan 000206680BC01 *	17.15	11/01/2016	—
6,450	Loan 000206686BC01	17.15	11/01/2017	6,726
6,217	Loan 000206687BC01	17.15	11/01/2017	5,540
4,909	Loan 000206698BC01	17.15	11/01/2016	4,988
17,240	Loan 000206707BB01	17.15	11/01/2017	14,664
13,239	Loan 000206710BC01	17.15	11/01/2016	11,935
9,742	Loan 000206718BC01	17.15	11/01/2016	9,701
1,546	Loan 000206727BC01	17.15	11/01/2017	1,505
5,403	Loan 000206778BC01 *	17.15	11/01/2016	—
15,401	Loan 000206804BC01	9.15	11/01/2017	15,730
5,618	Loan 000206812BC01	17.15	11/01/2017	5,685
13,620	Loan 000206829BC01	17.15	11/01/2017	13,685

See accompanying notes to financial statements.

31

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$2,418	Loan 000206851BC01	17.15	11/01/2016	$2,444
4,367	Loan 000206861BC01	17.15	11/01/2016	4,386
16,194	Loan 000206868BC01 *	17.15	11/01/2016	—
11,288	Loan 000206873BC01	17.15	12/12/2017	3,429
11,636	Loan 000206879BC01	7.15	11/01/2017	11,777
15	Loan 000206884BC01	17.15	11/01/2016	15
5,255	Loan 000206888BC01	17.15	11/01/2016	5,304
8,044	Loan 000206888BC01	17.15	11/01/2016	8,181
12,369	Loan 000206889BB01	7.15	11/01/2016	12,411
5,431	Loan 000206889BB01	17.15	11/01/2016	4,904
3,975	Loan 000206901BC01	17.15	11/01/2016	3,754
3,139	Loan 000206922BC01	17.15	11/01/2016	3,183
16,282	Loan 000206934BC01	14.16	11/01/2017	2,872
13,552	Loan 000206938BC01 *	17.15	12/06/2017	—
6,086	Loan 000206970BC01	17.15	11/01/2017	6,150
8,393	Loan 000206987BC01	17.15	11/01/2017	8,356
17,316	Loan 000207013BC01	17.15	11/01/2017	3,610
15,966	Loan 000207016BC01	17.15	11/02/2016	16,117
6,303	Loan 000207126BC01	17.15	11/01/2017	6,273
14,807	Loan 000207128BC01	17.15	11/01/2017	14,735
3,074	Loan 000207137BC01	14.15	11/01/2017	3,043
15,806	Loan 000207158BC01	17.15	11/01/2017	15,813
3,209	Loan 000207177BC01 *	17.15	11/01/2016	—
4,295	Loan 000207276BC01	17.15	11/01/2017	4,365
16,499	Loan 000207291BC01	14.15	11/04/2017	16,170
843	Loan 000207294BC01	17.15	11/01/2016	844
5,648	Loan 000207297BC01	14.15	11/01/2016	5,678
15,909	Loan 000207324BC01	17.15	11/10/2017	15,951
10,570	Loan 000207366BC01	17.15	11/01/2017	2,758
12,769	Loan 000207380BC01	17.15	11/01/2016	12,578
5,379	Loan 000207392BA01	17.15	11/01/2017	5,354
3,595	Loan 000207511BC01	17.15	11/01/2016	3,697
2,840	Loan 000207605BC01	17.15	11/01/2016	2,881
11,237	Loan 000207634BC01	17.15	01/02/2018	3,985
10,450	Loan 000207747BC01	17.15	11/01/2017	10,328
5,551	Loan 000207755BC01	17.15	11/01/2016	822
3,933	Loan 000208052BC01	7.15	11/01/2016	4,005
11,179	Loan 000211187CC01	13.10	10/10/2018	11,386
394,168	Loan 000310012TA01	15.15	06/24/2026	389,097
2,771	Loan 007085434GB01 *	18.15	11/01/2014	—

See accompanying notes to financial statements.

32

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$850	Loan 015476605GB01	18.23	11/01/2014	$850
562	Loan 017589275GB01	10.23	11/01/2014	566
2,062	Loan 018745600GB01	18.15	11/01/2014	1,362
3,932	Loan 019011000GB01 *	18.15	11/01/2014	—
1,408	Loan 019160800GB01	18.23	11/01/2014	1,382
3,734	Loan 019164500GB01 *	18.15	11/01/2014	—
704	Loan 019308300GB01	18.23	12/01/2014	704
3,953	Loan 019319600GB01*	18.15	11/01/2014	—
1,803	Loan 120831556GB01	18.23	02/01/2015	1,808
3,261	Loan 122045346LE02	9.15	11/07/2024	4,122
12,958	Loan 122744116LE02	13.15	09/18/2025	12,394
17,957	Loan 125173284LE02	13.15	12/17/2024	22,943
15,369	Loan 130634274LE02	13.15	05/19/2025	18,382
3,773	Loan 152877614GB01	18.15	11/01/2014	472
809	Loan 153577235GB01	18.23	11/01/2014	808
1,655	Loan 162367085GB01	18.23	04/16/2015	1,606
1,113	Loan 166889943GB01	14.23	11/01/2014	1,081
657	Loan 194564667GB01	18.23	12/01/2014	643
9,360	Loan 196499593LE01	12.15	11/02/2024	11,831
780	Loan 198124604GB01	18.23	02/02/2015	777
21,053	Loan 217490835LE02	12.15	09/03/2025	27,037
3,050	Loan 224279457GB01	18.23	04/16/2015	383
86	Loan 224852887GB01	18.23	08/23/2014	86
2,073	Loan 240018796LE01	10.15	11/23/2025	1,933
854	Loan 241466988GB01	17.23	11/01/2014	837
17,002	Loan 245578657LE02	12.15	09/11/2025	21,521
1,011	Loan 253650497GB01	18.23	11/01/2014	354
4,279	Loan 270330126GB01	18.23	03/25/2015	610
671	Loan 280182754GB01	18.23	11/01/2014	449
466	Loan 288685003GB01	18.23	11/01/2014	465
463	Loan 299050705GB01	18.23	11/01/2014	463
1,700	Loan 320450775GB01	18.23	11/01/2014	2,795
3,340	Loan 332143894GB01	17.23	04/16/2015	417
2,644	Loan 335660519GB01 *	18.23	02/01/2015	—
2,220	Loan 341115397GB01	18.23	01/05/2015	2,214
5,146	Loan 359989203GB01	18.23	09/01/2015	4,943
800	Loan 376182695GB01	16.23	11/01/2014	783
6,597	Loan 382043949LE01	13.15	11/05/2024	8,576
1,861	Loan 387287865GB01	18.23	02/03/2015	1,790
3,618	Loan 420747645GB01 *	18.15	11/01/2014	—

See accompanying notes to financial statements.

33

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$920	Loan 434572067GB01	18.23	11/01/2015	$917
1,359	Loan 438861857GB01	18.15	11/01/2014	1,346
549	Loan 461522747GB01	18.23	11/01/2014	549
1,054	Loan 511538604GB01	18.23	11/01/2014	1,055
502	Loan 532606934GB01	18.23	11/01/2014	502
1,312	Loan 541101084GB01	18.23	04/01/2015	1,302
665	Loan 556661017GB01	16.23	11/01/2014	666
654	Loan 559108766GB01	17.23	11/01/2014	655
2,902	Loan 583845035GB01 *	18.15	11/01/2014	—
1,459	Loan 591220554GB01 *	18.23	11/01/2014	—
853	Loan 614356227GB01	18.23	02/07/2015	849
2,267	Loan 615954037GB01 *	18.15	11/01/2014	—
417	Loan 620342255GB01	18.23	11/01/2014	417
579	Loan 631352149GB01	14.23	11/01/2014	578
472	Loan 652346015GB01	18.23	02/02/2015	466
753	Loan 664058807GB01	18.23	11/01/2014	740
2,021	Loan 666069267GB01	18.23	02/12/2015	2,023
856	Loan 669223306GB01	18.23	12/01/2014	754
6,823	Loan 682474874LE01	13.15	11/05/2024	6,481
174	Loan 682531455GB01	18.23	11/01/2014	173
6,181	Loan 686267607LE01	10.15	02/25/2025	7,440
4,022	Loan 700300375GB01 *	18.15	11/01/2014	—
502	Loan 701943494GB01	18.23	11/01/2014	503
10,892	Loan 722036245LE01	13.15	11/16/2024	12,866
2,795	Loan 723380369GB01 *	18.15	11/01/2014	—
11,562	Loan 731549225LE01	13.15	11/17/2024	10,223
660	Loan 734006944GB01	18.23	11/01/2014	661
3,170	Loan 737470583GB01	18.15	11/01/2014	3,104
2,374	Loan 740514526GB01 *	18.23	02/23/2015	—
1,274	Loan 741524367GB01	18.23	03/16/2015	1,281
2,046	Loan 742030085GB01	18.23	05/01/2015	1,790
1,574	Loan 745874694GB01	18.23	07/16/2015	1,540
693	Loan 750532979GB01	18.23	11/01/2014	681
1,122	Loan 752846388GB01	18.23	12/24/2014	988
603	Loan 752874999GB01	18.23	11/01/2014	604
7,099	Loan 755384743GB01 *	18.15	11/01/2014	—
1,137	Loan 765543247GB01	18.23	11/01/2014	153
653	Loan 766495005GB01	18.23	11/01/2014	654
1,249	Loan 768482287GB01	18.23	01/01/2015	1,246
1,055	Loan 771759125GB01	18.23	11/01/2014	368

See accompanying notes to financial statements.

34

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	LAW (Continued) - 16.09%
$2,483	Loan 781234865GB01 *	18.15	11/01/2014	$—
853	Loan 802401184GB01	18.23	11/01/2014	819
3,037	Loan 813807179GB01 *	18.15	11/01/2014	—
1,009	Loan 826792573GB01	18.23	12/10/2014	954
12,677	Loan 833176884LE02	3.15	11/08/2024	14,005
3,177	Loan 840844815GB01	18.23	01/03/2015	3,060
772	Loan 852345336GB01	17.23	11/01/2014	772
831	Loan 858691763GB01	18.23	11/01/2014	829
11,996	Loan 861453766LE01	13.15	08/16/2025	5,604
299	Loan 870349958GB01	18.23	11/01/2014	292
3,172	Loan 902518106GB01 *	18.15	11/01/2014	—
2,532	Loan 920456105GB01 *	18.15	11/01/2014	—
251	Loan 932302369GB01	17.23	11/01/2014	251
2,916	Loan 951674356GB01	18.15	11/01/2014	374
3,482	Loan 952062709GB01 *	18.15	11/01/2014	—
2,025	Loan 965208684GB01 *	18.23	02/01/2015	—
1,913	Loan 971085154GB01 *	18.23	12/16/2015	—
757	Loan 973656067GB01	18.23	11/01/2014	753
20,169	Loan 991421264LE02	13.15	09/16/2025	23,281
1,347	Loan 991855535GB01	18.23	11/01/2014	186
				6,198,817
	MASTER OF LAWS - 0.03%
6,500	Loan 000214857BD01	16.15	11/01/2018	6,485
4,200	Loan 000215121BD01	17.15	11/01/2018	4,314
				10,799
	MASTERS - 2.86%
7,690	Loan 000180968CC01	12.58	04/11/2018	7,673
14,544	Loan 000210673CC01	12.25	08/22/2018	15,170
597,283	Loan 000310029TA01	16.15	08/08/2032	597,213
481,948	Loan 000310032TA01	11.15	07/11/2033	481,862
				1,101,918
	MBA - 11.89%
6,244	Loan 000187954CC01	10.64	09/05/2017	6,356
472,317	Loan 000310001TA01	13.15	12/27/2024	414,767
471,207	Loan 000310002TA01	15.15	09/28/2023	416,613
440,616	Loan 000310003TA01	18.15	01/12/2022	387,034
105,585	Loan 000310011TA01	12.15	06/24/2023	101,195
487,293	Loan 000310015TA01	10.15	09/17/2025	488,371
439,812	Loan 000310017TA01	12.15	11/13/2025	440,756

See accompanying notes to financial statements.

35

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MBA (Continued) - 11.89%
$419,283	Loan 000310018TA01	11.65	12/11/2024	$420,050
166,879	Loan 000310021TA01	12.65	12/26/2027	167,113
372,500	Loan 000310022TA01	13.15	02/28/2027	373,007
373,948	Loan 000310023TA01	11.15	06/10/2027	374,359
296,758	Loan 000310024TA01	14.15	10/28/2025	297,182
371,800	Loan 000310031TA01	14.15	11/27/2030	371,654
321,029	Loan 000310034TA01	15.65	09/30/2037	321,029
				4,579,486
	MEDICINE - ALLOPATHIC - 10.06%
13,412	Loan 000024012CC01	9.98	09/26/2017	13,272
3,405	Loan 000024012CC01	10.01	12/11/2017	3,360
7,484	Loan 000024733CC01	9.96	04/11/2018	7,613
7,258	Loan 000166484LL01	8.90	07/11/2023	7,171
7,423	Loan 000168246CC01	10.26	09/18/2017	7,423
9,756	Loan 000171472CC01	12.69	09/26/2017	9,733
10,001	Loan 000174117CC01	9.44	06/21/2018	10,126
14,821	Loan 000176495CC01	11.17	12/04/2017	15,603
8,648	Loan 000177785CC01	9.15	10/23/2017	8,849
6,162	Loan 000180171CC01	11.64	09/05/2017	6,300
8,950	Loan 000183794CC01	15.15	11/13/2017	9,063
6,185	Loan 000184602CC01	11.97	01/15/2018	6,252
25,081	Loan 000186259CC01	10.63	03/10/2018	26,417
14,336	Loan 000186749CC01	15.15	06/21/2018	14,388
3,859	Loan 000186921CC01	10.68	03/11/2018	3,898
9,566	Loan 000189971CC01	11.06	08/28/2017	9,379
10,584	Loan 000190569LL01	9.40	04/25/2023	11,249
19,441	Loan 000190586CC01	9.15	09/07/2017	19,440
8,327	Loan 000190908CC01	15.15	01/30/2018	8,590
2,637	Loan 000190913CC01	10.68	03/11/2018	2,681
4,184	Loan 000194060CC01	11.64	09/11/2017	4,174
4,549	Loan 000194882CC01	11.91	09/18/2017	4,629
14,843	Loan 000194921CC01	11.91	09/26/2017	15,713
8,829	Loan 000195728CC01	15.15	01/24/2018	8,935
8,314	Loan 000196301CC01	15.15	01/15/2018	8,470
7,294	Loan 000197473CC01	15.15	11/20/2017	5,217
16,561	Loan 000199792CC01	9.75	05/14/2018	16,930
7,173	Loan 000199816CC01	15.15	06/21/2018	7,726
16,587	Loan 000201064BA01	9.80	06/21/2018	16,667
5,005	Loan 000204237CC01	9.46	06/21/2018	5,088
7,736	Loan 000205101CC01	13.44	06/21/2018	2,760

See accompanying notes to financial statements.

36

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC (Continued) - 10.06%
$13,817	Loan 000205170LL01	9.40	04/11/2023	$14,576
5,721	Loan 000205555LL01	8.40	06/04/2018	5,684
9,151	Loan 000206016CC01	14.51	05/14/2018	9,361
24,801	Loan 000206322CC01	9.15	05/07/2018	24,133
8,476	Loan 000206433CC01	12.02	06/21/2018	8,586
13,952	Loan 000207429LL01	9.15	06/21/2023	14,562
3,488	Loan 000207617CC01	11.88	07/11/2018	3,460
15,769	Loan 000209332CC01	9.96	07/11/2018	15,974
6,749	Loan 000209610LL01	8.65	08/08/2018	6,711
8,818	Loan 000209956CC01	15.15	07/25/2018	9,017
3,964	Loan 012576526LE01	8.15	11/15/2025	3,826
22,870	Loan 013361528LE01	10.15	02/01/2027	22,374
13,086	Loan 013409188LE02	10.15	12/13/2027	13,321
16,886	Loan 020653274LE02	8.15	07/01/2028	22,508
197	Loan 022780558PC00	7.00	09/26/2036	210
24,089	Loan 024070024LE01	10.15	06/01/2027	25,302
30,236	Loan 024962729LE02	10.15	04/01/2028	35,012
20,868	Loan 043931568LE02	10.15	12/05/2025	24,525
23,717	Loan 045677885LE01	8.15	11/01/2027	27,374
30,492	Loan 051665215LE01	8.15	05/01/2028	30,185
7,670	Loan 052733989LE01	8.15	11/20/2025	9,941
23,916	Loan 061881914LE01	8.15	12/01/2028	26,188
6,450	Loan 077904856LE01	8.15	11/21/2026	6,357
29,344	Loan 080025736LE01	8.15	11/07/2028	27,011
23,685	Loan 081428747LE01	8.15	07/01/2028	31,591
30,789	Loan 082355267LE01	8.15	11/08/2025	34,650
15,354	Loan 082779624LE02	8.15	06/01/2028	15,816
29,023	Loan 093776113LE01	8.15	11/02/2028	20,091
13,426	Loan 093936308LE01	8.15	06/26/2027	14,776
7,048	Loan 093936308LE02	8.15	06/27/2027	7,796
21,227	Loan 100605936LE01	8.15	06/01/2027	19,667
27,296	Loan 101977464LE01	8.15	06/01/2028	29,136
27,192	Loan 103390577LE01	8.15	06/01/2028	27,840
28,738	Loan 110604766LE01	8.15	12/21/2028	29,967
14,813	Loan 112347716LE01	8.15	11/15/2025	14,067
14,472	Loan 112415399LE01	8.16	11/20/2027	15,729
29,568	Loan 117588824LE01	8.15	12/01/2028	28,259
17,758	Loan 118466064LE02	8.15	04/01/2026	15,548
28,455	Loan 119390196LE01	8.15	06/01/2028	37,923
25,985	Loan 122275834LE01	8.15	12/21/2028	24,992

See accompanying notes to financial statements.

37

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC (Continued) - 10.06%
$18,087	Loan 122654607LE01	8.15	11/10/2024	$16,893
24,691	Loan 130010796LE01	10.15	07/01/2028	25,503
31,823	Loan 137382674LE02	8.15	06/01/2028	42,377
6,132	Loan 146199495LE01	5.15	12/01/2025	7,173
31,420	Loan 151801337LE01	8.15	07/01/2028	37,537
18,072	Loan 154262475LE01	8.15	12/27/2024	20,440
30,690	Loan 154350297LE01	8.15	07/28/2028	38,585
31,184	Loan 157098903LE02	8.15	12/01/2028	27,509
6,356	Loan 157888874LE01	8.15	12/13/2024	5,932
10,979	Loan 158183204LE02	8.15	05/01/2028	12,003
17,016	Loan 160788127LE01	8.15	11/01/2025	16,153
27,449	Loan 163518528LE01	8.15	07/01/2028	25,013
20,821	Loan 164565025LE02	8.15	06/01/2028	27,731
29,673	Loan 166661885LE01	8.15	07/01/2028	27,913
10,064	Loan 170403946LE02	10.15	11/21/2025	9,232
15,538	Loan 184568655LE02	8.15	05/01/2027	17,121
24,555	Loan 193664885LE02	8.15	04/01/2028	30,308
29,215	Loan 193893397LE01 *	8.15	12/22/2028	—
75	Loan 194269445LE01	8.15	12/11/2028	66
24,511	Loan 197880824LE01	10.15	06/28/2027	25,431
25,765	Loan 208698875LE01	8.15	11/09/2028	34,484
28,681	Loan 216564275LE01	8.15	07/01/2028	36,275
3,412	Loan 217190894LE02	8.15	06/01/2027	4,185
31,059	Loan 218463614LE01	8.15	06/01/2028	37,306
4,058	Loan 220441087LE02	8.15	11/21/2025	1,448
28,591	Loan 230189374LE01	8.15	06/01/2028	33,790
28,937	Loan 244942017LE01	8.15	12/11/2028	38,749
10,982	Loan 245185578LE02	8.15	12/13/2025	11,178
19,415	Loan 261342389LE02	8.16	11/09/2025	19,086
5,388	Loan 261400367LE01	8.15	12/14/2025	4,720
5,158	Loan 269915116PC00	7.00	03/18/2021	5,576
7,820	Loan 269915116PC00	7.00	07/07/2037	8,576
5,490	Loan 275614424PC00	7.00	11/25/2036	5,498
5,771	Loan 275614424PC01	7.00	11/25/2037	5,810
23,666	Loan 277331676LE01	8.15	12/01/2028	28,434
26,859	Loan 278088074LE02	8.15	12/02/2027	23,302
20,310	Loan 290019716LE01	8.15	06/01/2028	27,065
15,549	Loan 304848075LE01	8.15	12/01/2028	6,927
15,361	Loan 304848075LE02	8.15	12/01/2028	3,776

See accompanying notes to financial statements.

38

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC (Continued) - 10.06%
$29,722	Loan 313715378LE01	8.15	05/01/2028	$39,554
209	Loan 317171217LE01	8.15	05/06/2027	224
2,353	Loan 346529094LE01	8.15	11/16/2024	2,536
9,824	Loan 347496434LE01	8.15	11/09/2025	10,030
23,897	Loan 348985874LE02	10.15	12/11/2026	24,637
19,020	Loan 350787166LE02	8.15	12/01/2025	16,405
4,819	Loan 356098333LE01	8.15	11/21/2025	5,085
10,065	Loan 358172743LE01	10.15	11/13/2025	9,262
8,152	Loan 361463716LE01	8.15	12/12/2025	8,118
28,770	Loan 363657508LE01	8.15	06/01/2028	38,319
12,113	Loan 373270425LE01	8.15	11/15/2025	10,112
30,012	Loan 389281724LE01	10.15	09/01/2028	27,428
20,560	Loan 392346776LE02	8.15	10/20/2027	1,627
28,101	Loan 400406355LE01	10.15	05/01/2028	33,512
28,021	Loan 400833835LE01	8.15	06/01/2028	37,324
11,941	Loan 407192753LE02	8.15	12/09/2025	12,758
4,642	Loan 408080287LE02	10.15	11/11/2027	6,422
18,893	Loan 421007195LE01	8.15	04/03/2027	16,373
14,196	Loan 424082169LE02	8.15	06/01/2026	13,137
20,116	Loan 449331526LE02	8.15	11/22/2025	20,004
29,657	Loan 449494564LE01	8.15	07/02/2028	39,531
16,349	Loan 450730675LE01	8.15	12/27/2024	18,490
29,268	Loan 452150936LE01	8.15	11/14/2028	39,164
27,265	Loan 460749625LE02	8.15	04/01/2028	22,969
34,465	Loan 478671703LE01	10.15	12/02/2028	38,292
21,818	Loan 494244897LE02	8.15	05/01/2028	29,035
6,356	Loan 497897245LE01	8.15	12/14/2024	5,402
22,075	Loan 500832625LE01	8.15	12/01/2028	29,520
13,098	Loan 519537596LE01	8.15	11/09/2024	12,604
27,925	Loan 520381716LE01	8.15	06/01/2028	31,537
10,047	Loan 521413767LE01	8.15	12/14/2025	10,815
13,039	Loan 521546404LE01	8.15	11/16/2024	13,944
20,959	Loan 529275423LE01	8.15	06/01/2028	27,930
28,414	Loan 529929316LE01	10.15	04/01/2028	33,816
9,417	Loan 534572004LE02	8.15	12/22/2026	9,167
15,697	Loan 546592425LE01	8.15	06/01/2028	15,155
5,914	Loan 549494023LE01	8.15	12/11/2025	6,282
16,558	Loan 550317526LE01	8.15	11/08/2025	14,551
21,353	Loan 554388245LE01	8.15	07/01/2026	19,069

See accompanying notes to financial statements.

39

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC (Continued) - 10.06%
$28,540	Loan 556906554LE01	8.15	07/01/2028	$38,036
21,787	Loan 558574285LE01	8.15	05/01/2028	28,151
30,535	Loan 569714316LE01	8.15	07/01/2026	35,776
10,048	Loan 581421364LE01	8.15	01/01/2026	9,952
10,199	Loan 581421364LE01	8.15	01/01/2026	11,069
33,894	Loan 582941464LE01	10.15	11/01/2028	29,829
10,311	Loan 612849264LE02	8.15	01/03/2026	10,143
6,287	Loan 613172884LE01	8.15	12/05/2024	7,095
29,036	Loan 621186924LE01	8.15	09/01/2028	32,538
28,094	Loan 630165548LE01	8.15	11/03/2027	36,550
13,135	Loan 633542024LE01	10.15	11/09/2025	14,189
18,697	Loan 648191023LE01	10.15	11/15/2025	18,072
28,164	Loan 650262354LE01	8.15	06/15/2028	16,816
23,365	Loan 653944827LE01	8.15	11/03/2028	21,891
19,703	Loan 660990506LE02	8.15	12/01/2025	22,593
16,986	Loan 667674044LE01	5.15	11/28/2025	18,843
29,944	Loan 671725444LE01	8.15	12/01/2028	39,827
28,079	Loan 681914716LE01	8.15	06/01/2028	25,744
6,244	Loan 681987356LE01	8.15	07/01/2026	7,208
24,020	Loan 683177149LE02	10.15	11/11/2027	28,012
31,430	Loan 686177123LE01	8.15	06/01/2028	33,456
24,968	Loan 686868827LE01	8.15	07/01/2027	29,205
28,497	Loan 692970556LE01	8.15	06/27/2026	31,691
14,177	Loan 694158827LE02	8.15	11/01/2028	18,955
11,523	Loan 696691573LE01	8.15	11/14/2024	14,167
20,639	Loan 697999805LE01	8.15	05/01/2027	24,069
2	Loan 709130576LE03	8.15	03/22/2026	2
11,637	Loan 713136369LE02	8.15	06/24/2028	5,620
21,817	Loan 729123506LE02	8.15	09/27/2028	18,884
21,278	Loan 740315566LE01	8.15	07/01/2028	28,362
7,397	Loan 743689348LE01	10.15	12/14/2025	7,396
30,088	Loan 747486037LE01	8.15	06/01/2028	27,575
6,055	Loan 751931366LE02	8.15	06/01/2027	5,887
26,361	Loan 753769368LE01	8.15	12/12/2027	29,240
26,297	Loan 761748265LE01	8.15	09/15/2028	29,747
31,009	Loan 767581467LE01	8.15	07/01/2028	31,301
4,339	Loan 771607929LE02	8.15	12/01/2024	5,251
3,776	Loan 773691168LE02	8.15	12/27/2024	4,010
28,361	Loan 774149027LE01	8.15	11/11/2028	15,712
10,141	Loan 788693684LE02	10.15	11/10/2025	10,972

See accompanying notes to financial statements.

40

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC (Continued) - 10.06%
$10,239	Loan 792801517LE02	10.15	06/01/2028	$11,309
30,692	Loan 802190753LE01	8.15	07/21/2028	31,134
8,884	Loan 819959584LE01	8.15	12/06/2024	8,964
9,873	Loan 832966556LE01	8.15	12/12/2025	9,192
15,000	Loan 847750004LE01	8.15	12/05/2025	15,276
30,708	Loan 852850546LE01	8.15	12/15/2028	30,606
30,193	Loan 855469687LE01	8.15	12/17/2028	29,864
31,375	Loan 859869213LE01	8.15	05/01/2028	41,729
1,342	Loan 860103375LE01	8.15	05/25/2025	1,140
19,036	Loan 868127815LE02	8.15	11/22/2025	16,621
30,700	Loan 877873733LE01	8.15	07/01/2028	26,555
29,602	Loan 879356423LE01	8.15	12/01/2028	32,342
14,162	Loan 881386956LE01	10.15	11/11/2024	16,688
10,046	Loan 883249455LE01	8.15	12/01/2024	11,348
15,006	Loan 891986118LE02	8.16	11/17/2025	19,450
31,392	Loan 936861864LE01	8.15	12/20/2027	41,670
22,562	Loan 939022396LE01	8.15	11/08/2028	23,609
14,914	Loan 951757568LE01	8.15	11/17/2025	15,552
19,360	Loan 967177193LE02	8.15	01/12/2026	20,269
30,849	Loan 972335799LE02	8.15	06/01/2027	29,261
9,024	Loan 978072215LE01	8.15	11/22/2024	10,197
26,214	Loan 979270514LE01	8.15	11/15/2027	30,445
30,697	Loan 993762005LE01	8.15	06/01/2028	29,503
				3,876,967
	MEDICINE - OSTEOPATHIC - 2.84%
21,141	Loan 000096142CC01	9.93	10/09/2017	19,999
16,441	Loan 000160521CC01	14.86	04/11/2018	16,477
17,063	Loan 000160568CC01	9.15	04/25/2018	17,068
6,491	Loan 000161645CC01	15.15	09/11/2017	6,610
19,360	Loan 000164757CC01	12.05	11/06/2017	18,179
15,533	Loan 000166421CC01	9.44	04/25/2018	15,828
10,992	Loan 000166476CC01	12.24	09/18/2017	11,212
15,391	Loan 000175693CC01	15.15	08/28/2017	15,081
12,138	Loan 000177744CC01	10.74	11/13/2017	12,259
9,231	Loan 000178890CC01	13.36	10/09/2017	9,314
5,481	Loan 000181679CC01	11.93	10/30/2017	4,969
7,795	Loan 000182820CC01	11.47	08/08/2018	7,846
6,306	Loan 000184793CC01	9.67	01/24/2018	6,451
5,435	Loan 000185355CC01	9.25	11/20/2017	5,511

See accompanying notes to financial statements.

41

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC (Continued) - 2.84%
$7,436	Loan 000186170CC01	15.15	03/11/2018	$7,604
3,936	Loan 000190988CC01	9.78	12/11/2017	4,060
10,044	Loan 000193160CC01	15.15	06/21/2018	10,227
4,703	Loan 000193323CC01	15.15	10/09/2017	4,742
8,835	Loan 000193488CC01	15.15	11/13/2017	9,095
9,703	Loan 000193491CC01	15.15	09/05/2017	7,665
13,964	Loan 000193530LL01	9.40	06/21/2023	14,782
5,224	Loan 000193770CC01	15.15	01/24/2018	5,366
5,408	Loan 000193886CC01	9.90	08/28/2017	5,266
20,526	Loan 000193923CC01	9.15	09/05/2017	20,680
7,868	Loan 000194265CC01	14.64	04/11/2018	7,910
13,675	Loan 000194608CC01	9.15	08/08/2018	12,245
8,183	Loan 000194608CC01	11.93	10/16/2017	7,920
45,185	Loan 000194611CC01	9.94	01/08/2023	44,924
7,194	Loan 000194974CC01	12.44	12/04/2017	7,301
12,382	Loan 000195676CC01	10.37	01/24/2018	12,549
9,517	Loan 000195911CC01	15.15	06/21/2018	9,569
4,203	Loan 000196150CC01	15.15	05/07/2018	4,240
12,592	Loan 000196455TA01	9.23	10/26/2022	12,856
17,310	Loan 000196522CC01	15.15	11/20/2017	17,118
12,020	Loan 000206756CC01	13.97	06/21/2018	11,898
18,135	Loan 000206783CC01	9.97	09/19/2018	19,222
24,473	Loan 000206846CC01	11.67	05/07/2018	24,889
4,685	Loan 000207612CC01	9.80	06/21/2018	4,749
952	Loan 000207612LL01	7.15	06/28/2015	956
5,271	Loan 000207934CC01	14.67	06/21/2018	5,303
10,435	Loan 000207988CC01	9.15	09/05/2018	9,998
15,222	Loan 000208073CC01	15.15	09/05/2018	14,644
12,754	Loan 000208282CC01	10.69	08/08/2018	12,895
7,100	Loan 000208497CC01	15.15	06/21/2018	7,172
3,315	Loan 000208789CC01	15.15	06/28/2018	3,318
9,348	Loan 000208882CC01	15.15	09/12/2018	9,598
6,217	Loan 000210119CC01	9.15	10/31/2018	6,506
10,784	Loan 089138746LE01	8.15	11/09/2024	10,273
14,795	Loan 124974047LE02	8.15	11/01/2028	4,987
17,584	Loan 126672264LE01	10.15	01/01/2029	17,620
27,727	Loan 126966267LE01	8.15	05/01/2028	31,743
34,501	Loan 181172854LE02	10.15	12/01/2028	41,915
32,210	Loan 299174833LE02	10.15	12/16/2028	17,465

See accompanying notes to financial statements.

42

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC (Continued) - 2.84%
$8,944	Loan 343448329LE02	8.15	11/17/2024	$8,304
3,007	Loan 383379607LE02	8.15	11/09/2025	2,857
17,788	Loan 390416946LE01	8.15	11/09/2024	16,623
18,711	Loan 399681526LE02	8.15	11/10/2025	17,337
13,535	Loan 489425376LE01	8.15	11/09/2024	15,289
15,501	Loan 520836906LE02	8.15	12/10/2028	17,249
33,148	Loan 527587733LE01	10.15	12/02/2028	39,012
33,985	Loan 549194104LE02	10.15	06/01/2028	35,874
15,391	Loan 576305184LE01	8.15	12/01/2027	18,187
4,076	Loan 631711737LE02	8.15	02/28/2026	4,687
29,736	Loan 639626516LE01	8.15	11/27/2028	28,607
31,344	Loan 643687865LE01	8.15	06/01/2028	36,426
14,332	Loan 660307385LE02	8.15	06/01/2028	13,959
31,102	Loan 701058105LE02	8.15	12/08/2028	28,748
12,631	Loan 710822526LE02	8.15	12/01/2028	11,101
4,507	Loan 713293599LE02	10.15	01/21/2027	6,264
9,021	Loan 751909185LE03	8.15	11/17/2024	10,189
27,077	Loan 767463667LE01	8.15	04/01/2028	27,310
24,292	Loan 852924108LE01	8.15	07/01/2028	32,380
30,832	Loan 906101024LE01	8.15	06/01/2028	23,504
10,379	Loan 977855454LE02	10.15	02/19/2026	9,447
32,113	Loan 996193353LE02	8.15	06/22/2028	42,797
				1,094,225
	MEDICINE - VETERINARY - 0.69%
6,443	Loan 000174575CC01	10.68	01/30/2018	6,393
18,669	Loan 000176356CC01	13.59	03/11/2018	19,132
22,607	Loan 000181629CC01	11.94	01/08/2018	23,542
2,276	Loan 000183019CC01	15.15	01/24/2018	2,333
6,314	Loan 000184387LL01	8.65	04/25/2018	6,541
28,099	Loan 000188841PL01	5.90	11/08/2027	28,382
20,795	Loan 000191777PL01	5.90	12/11/2027	21,477
16,024	Loan 000193375CC01	11.65	12/06/2017	16,248
11,050	Loan 000197282CC01	9.41	01/30/2018	11,447
25,237	Loan 000197963CC01	15.15	06/21/2018	24,770
2,206	Loan 000202685CC01	15.15	08/22/2018	2,149
18,181	Loan 000208233CC01	15.15	07/25/2018	18,567
7,452	Loan 000209580CC01	14.02	07/25/2018	7,678
4,751	Loan 000210815CC01	15.15	10/31/2018	4,910

See accompanying notes to financial statements.

43

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - VETERINARY (Continued) - 0.69%
$5,259	Loan 177782414LE02	9.15	02/28/2026	$4,882
17,377	Loan 486360655LE02	9.15	11/12/2024	16,198
13,253	Loan 547368047LE01	11.15	12/14/2025	11,554
9,645	Loan 574707784LE01	9.15	07/22/2025	5,405
13,323	Loan 801513507LE01	9.15	12/15/2024	15,264
14,019	Loan 817157424LE01	9.15	05/14/2025	16,452
3,198	Loan 863249665LE02	9.15	11/05/2024	2,964
				266,288
	MS - 0.73%
276,234	Loan 000310020TA01	13.15	12/26/2028	279,587

	OTHER - 13.08%
4,870	Loan 000012822CC01	11.00	09/18/2017	5,500
17,937	Loan 000192453CC01	11.68	12/11/2017	17,863
23,446	Loan 000197935CC01	9.15	01/15/2018	24,752
516,340	Loan 000310006TA01	15.15	06/16/2022	453,502
554,135	Loan 000310007TA01	17.15	05/05/2024	552,022
342,368	Loan 000310008TA01	18.15	05/05/2021	306,761
392,865	Loan 000310010TA01	16.65	02/14/2031	384,202
317,360	Loan 000310013TA01	11.15	01/07/2020	316,657
359,488	Loan 000310014TA01	13.65	08/29/2029	359,674
352,138	Loan 000310016TA01	9.65	10/30/2019	353,451
387,234	Loan 000310019TA01	11.15	12/26/2026	390,633
482,495	Loan 000310025TA01	11.65	10/26/2028	483,192
375,250	Loan 000310026TA01	13.15	04/17/2027	375,702
381,937	Loan 000310028TA01	16.15	02/19/2031	381,909
403,281	Loan 000310030TA01	17.65	12/27/2031	402,976
8,406	Loan 071935187LE01	8.15	12/01/2025	9,683
22,926	Loan 142171264LE01	8.15	05/03/2027	29,749
30,660	Loan 342554349LE02	8.15	06/01/2028	30,046
19,130	Loan 444713664LE02	8.15	11/25/2025	17,529
4,231	Loan 445979404LE01	8.15	01/01/2026	4,426
29,059	Loan 592732004LE01	8.15	06/01/2028	35,806
21,698	Loan 734570084LE01	8.15	11/26/2028	21,280
20,478	Loan 786190783LE01 *	8.15	12/06/2026	—
10,847	Loan 868572295LE03	8.15	09/01/2027	12,040
9,282	Loan 868572295LE04	8.15	09/01/2027	9,715
32,080	Loan 869917386LE02	10.15	12/01/2028	36,261

See accompanying notes to financial statements.

44

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	OTHER (Continued) - 13.08%
$18,125	Loan 923007159LE02	8.15	04/01/2025	$22,386
				5,037,717
	PHARMACY - 1.39%
31,982	Loan 000192777PL01	5.90	10/09/2027	34,870
7,623	Loan 000207280CC01	10.46	10/15/2018	7,834
6,236	Loan 000208382CC01	15.15	08/08/2018	6,204
554,074	Loan 000310009TA01	17.65	02/02/2024	486,450
				535,358
	PHD - 2.55%
23,018	Loan 000191786CC01	15.15	01/30/2018	22,858
15,888	Loan 000199691CC01	9.90	07/25/2018	16,364
423,896	Loan 000310004TA01	14.15	12/27/2022	373,473
562,193	Loan 000310033TA01	13.60	09/27/2035	573,758
				986,453
	PHYSICIANS ASSISTANT - 0.03%
10,080	Loan 000199313CC01	12.49	08/08/2018	10,285

	TOTAL CONSUMER NOTES (Cost - $31,115,088)			30,598,356

				Value
	CLOSED- ENDED FUNDS - 0.49%
2,010	BlackRock Income Trust Inc			12,965
2,454	Duff & Phelps Utility and Corporate Bond Trust Inc			24,589
3,111	First Trust Strategic High Income Fund II			48,525
3,200	Franklin Limited Duration Income Trust			40,864
813	Ivy High Income Opportunities Fund			14,268
2,841	Prudential Global Short Duration High Yield Fund Inc			48,126
	TOTAL CLOSED-ENDED FUNDS (Cost - $191,168)			189,337

	EXCHANGE TRADED NOTE - 0.00%
1	Velocity Shares Daily Inverse VIX Short Term			40
	TOTAL EXCHANGE TRADED NOTE (Cost - $44)
				Value #
	PRIVATE PLACEMENT - 17.02% ^
481,059	LAOH Capital LLC Promissory Note	20.00	03/15/2015	481,059
1,000,000	LAOH Capital LLC Promissory Note	25.00	09/20/2014	1,000,000
1,250,000	LAOH2 Capital LLC Promissory Note	20.00	05/06/2015	1,250,000
252,000	LAOH2 Capital LLC Promissory Note	20.00	06/30/2015	252,000

See accompanying notes to financial statements.

45

GL Beyond Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

July 31, 2014

Principal		Coupon (%) +	Maturity	Value #
	PRIVATE PLACEMENT (Continued) - 17.02% ^
$286,400	LAOH2 Capital LLC Promissory Note	20.00	06/30/2015	$286,400
320,750	LAOH2 Capital LLC Promissory Note	20.00	06/30/2015	320,750
366,550	LAOH2 Capital LLC Promissory Note	20.00	06/30/2015	366,550
175,000	LAOH2 Capital LLC Promissory Note	20.00	09/30/2014	175,000
500,000	LAOH2 Capital LLC Promissory Note	20.00	10/10/2014	500,000
900,000	LAOH2 Capital LLC Promissory Note	20.00	11/20/2014	900,000
124,000	LAOH2 Capital LLC Promissory Note	19.00	03/14/2015	124,000
900,000	LAOH2 Capital LLC Promissory Note	15.50	06/25/2015	900,000
	TOTAL PRIVATE PLACEMENT (Cost - $6,555,759)			6,555,759

	TOTAL INVESTMENTS - 96.94% (Cost - $37,862,059) (a)			$37,343,492
	OTHER ASSETS LESS LIABILITIES - 3.06%			1,179,293
	NET ASSETS - 100.00%			$38,522,785

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	FUTURE CONTRACTS PURCHASED
1	S&P E-Mini Future	(1,950)
	(Underlying Face Amount at Value $96,238)
	TOTAL FUTURE CONTRACTS PURCHASED	(1,950)

*	Issuer in default on interest payment; non-interest producing security.

+	Variable rate securities.

#	Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.

^	Illiquid securities. Total illiquid securities represents 96.45% of net assets with a cost of $37,154,115 as of July 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,862,059 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,213,885
Unrealized depreciation	(1,732,452)
Net unrealized depreciation	$(518,567)

See accompanying notes to financial statements.

46

GL Beyond Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2014

Assets:
Investments in Securities at Fair Value (Identified cost $37,862,059)	$37,343,492
Cash	157,514
Dividends and Interest Receivable	758,013
Receivable for Fund Shares Sold	177,160
Deposit with Broker	150,018
Receivable for Paydowns	334,432
Prepaid Expenses and Other Assets	20,996
Total Assets	38,941,625

Liabilities:
Payable for Dividends / Distributions	347,914
Due to Broker - Variation Margin	1,950
Payable to Affiliates	7,335
Accrued Advisory Fees	37,000
Accrued Shareholder Servicing Fee	8,233
Accrued Expenses and Other Liabilities	16,408
Total Liabilities	418,840

Net Assets (Unlimited shares of no par value beneficial interest authorized; 3,843,585 shares of beneficial interest outstanding)	$38,522,785

Net Asset Value, Offering and Redemption Price Per Share ($38,522,785/3,843,585 shares of beneficial interest outstanding)	$10.02

Composition of Net Assets:
At July 31, 2014, Net Assets consisted of:
Paid-in-Capital	$39,037,008
Accumulated Net Investment Income Loss	(65,813)
Accumulated Net Realized Gain From Security Transactions	72,107
Net Unrealized Depreciation on Investments	(520,517)
Net Assets	$38,522,785

See accompanying notes to financial statements.

47

GL Beyond Income Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended July 31, 2014

Investment Income:
Dividend Income	$69,356
Interest Income	2,247,166
Total Investment Income	2,316,522

Expenses:
Investment Advisory Fees	396,752
Registration & Filing Fees	75,159
Loan Servicing Fees	62,940
Shareholder Services Fees	44,083
Legal Fees	36,397
Administration Fees	22,315
Chief Compliance Officer Fees	14,876
Fund Accounting Fees	14,389
Transfer Agent Fees	14,311
Audit Fees	12,815
Custody Fees	12,455
Trustees’ Fees	12,451
Printing Expense	4,959
Miscellaneous Expenses	2,742
Insurance Expense	1,159
Total Expenses	727,803
Less: Fee Waived by Adviser	(198,194)
Net Expenses	529,609
Net Investment Income	1,786,913

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	36,705
Future Contracts	(2)
Net Change in Unrealized Depreciation on:
Investments	(1,099,771)
Future Contracts	(1,950)
Net Realized and Unrealized Loss on Investments	(1,065,018)

Net Increase in Net Assets Resulting From Operations	$721,895

See accompanying notes to financial statements.

48

GL Beyond Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the	For the Year
	Six Months Ended	Ended
	July 31, 2014	January 31, 2014
Operations:	(Unaudited)
Net Investment Income	$1,786,913	$2,088,777
Net Realized Gain on Investments and Future Contracts	36,703	1,142
Capital Gain Distributions from other Investment Companies	—	325
Net Change in Unrealized Appreciation (Depreciation) on Investments and Future Contracts	(1,101,721)	634,295
Net Increase in Net Assets
Resulting From Operations	721,895	2,724,539

Distributions to Shareholders From:
Net investment income ($0.51 and $0.95 per share, respectively)	(1,804,438)	(2,103,128)
Total Distributions to Shareholders	(1,804,438)	(2,103,128)

Capital Share Transactions:
Proceeds from Shares Issued (2,858,846 and 2,465,027 shares, respectively	28,913,967	25,008,418
Distributions Reinvested (101,035 and 166,447 shares, respectively)	1,034,226	1,689,844
Cost of Shares Redeemed (2,115,774 and 341,571 shares, respectively)	(21,293,571)	(3,488,242)
Total Capital Share Transactions	8,654,622	23,210,020

Total Increase in Net Assets	7,572,079	23,831,431

Net Assets:
Beginning of Period	30,950,706	7,119,275
End of Period	$38,522,785	$30,950,706

Accumulated Net Investment Income Loss at End of Period	$(65,813)	$(48,288)

See accompanying notes to financial statements.

49

GL Beyond Income Fund

STATEMENT OF CASH FLOWS (Unaudited)

 For the Six Months Ended July 31, 2014

Cash flows from operating activities:
Net increase in net assets resulting from operations	$721,895
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(15,394,211)
Proceeds from paydown of investments	1,687,582
Proceeds from sale of investments	3,977,244
Net realized gain from investments	(36,703)
Net unrealized depreciation from investments	1,101,721

Net Accretion of Discounts	116,254

Changes in assets and liabilities
(Increase)/Decrease in assets:
Interest Receivable	(196,981)
Receivable for Paydowns	(306,714)
Deposits with Broker	(150,018)
Prepaid Expenses and Other Assets	4,140
Increase/(Decrease) in liabilities:
Payable to Investment Advisor	6,633
Due to Broker - Variation Margin	1,950
Payable to Affiliates	(4,480)
Accrued Shareholder Servicing Fee	1,790
Accrued Expenses and Other Liabilities	(10,049)
Net cash used in operating activities	(8,479,947)

Cash flows from financing activities:
Proceeds from shares sold	28,913,967
Payment on shares redeemed	(21,293,571)
Cash distributions paid	(355,172)
Net cash provided by financing activities	7,265,224

Net decrease in cash	(1,214,723)
Cash at beginning of period	1,372,237
Cash at end of period	$157,514

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$1,034,226

See accompanying notes to financial statements

50

GL Beyond Income Fund

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	July 31, 2014		January 31, 2014	January 31, 2013 *
	(Unaudited)
Net Asset Value, Beginning of Period	$10.32		$10.03	$10.00
From Investment Operations:
Net investment income (a)	0.51		1.03	0.81
Net gain (loss) from investments and future contracts (both realized and unrealized)	(0.30)		0.21	(0.17)
Total from operations	0.21		1.24	0.64

Less Distributions:
From net investment income	(0.51)		(0.95)	(0.57)
From return of capital	—		—	(0.04)
Total Distributions	(0.51)		(0.95)	(0.61)

Net Asset Value, End of Period	$10.02		$10.32	$10.03

Total Return (b)	2.19%		12.75%	6.53%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$38,523		$30,951	$7,119
Ratios to average net assets
Expenses, Gross (e)	4.12	% (c)	4.00%	13.01	% (c)
Expenses, Net of Reimbursement (e)	3.00	% (c)	3.00%	3.00	% (c)
Net investment income, Net of Waivers and Reimbursements (f)	10.12	% (c)	10.10%	9.37	% (c)
Portfolio turnover rate	14	% (d)	12%	12%

*	The Fund commenced operations March 23, 2012

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

51

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2014

1.	ORGANIZATION

GL Beyond Income Fund (the “Fund”) was organized as a Delaware statutory trust on October 11, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The investment objective of the Fund is to seek income. The Fund pursues its investment objective by investing primarily in individual variable-rate interest income-producing debt securities (i.e. loans made to individuals that are represented by a note). The Fund does not primarily invest in pools of notes, but rather note-by-note. The Fund may also invest in mutual funds and exchange-traded funds (“ETFs”) that invest primarily in fixed-rate or variable-rate fixed income securities. The Fund commenced operations on March 23, 2012.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

52

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions. The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and a discounted cash flow adjustment based on credit score change, yield curve change, and market spreads. Loan premiums and/or discounts will be accounted for as prescribed by GAAP. At each day’s end, the Fund will adjust the valuation of the securities based on the individual performance of the loans or changes in other factors listed above. Credit score information and market spreads are updated once and twice per month, respectively. Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis. As a result, the impact of interest rate changes on security valuations is muted.

The Fund invests in promissory notes which are not publicly traded and for which the Valuation Committee has established a methodology for fair value. Based on their short-term duration and the credit history of the issuer, the Valuation Committee values the promissory notes at par. The Valuation Committee meets on a regular basis to review the valuation methodology.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2014 for the Fund’s assets measured at fair value:

53

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

Assets*	Level 1	Level 2	Level 3	Total
Consumer Notes	$—	$—	$30,598,356	$30,598,356
Closed- End Funds	189,337	—	—	189,337
Exchanged Traded Notes	40	—	—	40
Private Placements	—	—	6,555,759	6,555,759
Total	$189,377	$—	$37,154,115	$37,343,492

*	Refer to the Portfolio of Investments for consumer classifications. There were no transfers into or out of any of the Levels during the year.

It is the Fund’s policy to record transfers into or out of Levels 1, 2, and 3 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Private Placements	Consumer Notes	Totals
Beginning Balance	$4,150,000	$23,617,262	$27,767,262
Total realized gain (loss)	—	(4,878)	(4,878)
Appreciation (Depreciation)	—	(1,112,409)	(1,112,409)
Cost of Purchases and Interest Capitalizations	4,155,759	9,796,499	13,952,258
Proceeds from Sales	(1,750,000)	(1,581,865)	(3,331,865)
Paydowns	—	—	—
Accretion of Discount	—	(116,253)	(116,253)
Net transfers in/out of level 3	—	—	—
Ending Balance	$6,555,759	$30,598,356	$37,154,115

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

Consumer Loans
			Range of Unobservable	Weighted Average of Unobservable
Value	Valuation Technique(s)	Unobservable Input(s)	Input(s)	Input(s)
$30,598,356	Delinquency Analysis	Days Delinquent	0 to 180 days	10.33 days
	Yield Analysis	Credit Score Change	-550 to 550	5.53
	Payment Analysis	Prepayment Speed	6 CPR	6 CPR

Private Placements

Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
	Credit Rating Review &
$6,555,759	Days to Maturity	Yield Impact	12% - 25%	20.13%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

		Impact to Value if	Impact to Value if Input
	Unobservable Input	Input Increases	Decreases
Consumer Notes	Days Delinquent	Decrease	Increase
	Credit Score Change	Increase	Decrease
	Prepayment Spread	Decrease	Increase
54

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

		Impact to Value if	Impact to Value if Input
	Unobservable Input	Input Increases	Decreases
Private Placements	Yield Impact	Decrease	Increase

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market values based on the same approach used in the retail banking sector. Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days delinquent the asset is. The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the Fund is witnessing. The Fund overlays an additional model, that will incorporate proxies for market demand for similar risk assets as well as changes in the yield curve and credit rating of the underlying debtors. Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the fair value.

Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a modest decline in the value of variable-rate fixed income securities. In general, the market price of variable-rate debt securities with longer times to interest rate reset will increase or decrease more in response to changes in interest rates than those with shorter times to interest rate reset. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of issuer default. These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk - There is a risk that note issuers will not make scheduled payments, resulting in losses to the Fund. In addition, the credit quality of securities may decline if an issuer’s financial condition deteriorates. Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund. Lower quality notes, as evaluated by the Adviser, are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider. An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund’s ability to sell these securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Additionally, issuers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of portfolio securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Lower quality notes offer the potential for higher return, but also involve greater risk than debt securities of higher quality, including an increased possibility that the issuer or guarantor, if any, may not be able to make its payments of interest and principal. If that happens, the value of the security will decrease and may become worthless. This will cause the Fund’s share price to decrease and its income will be reduced.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. To manage the equity price risk, the Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not

55

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.

Offsetting of Financial Assets and Derivative Assets –

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. During the six months ended July 31, 2014, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2014.

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Futures contracts	$1,950	$(1,950)	$—	$—	$—	$—
Total	$1,950	$(1,950)	$—	$—	$—	$—

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013), or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

56

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by GL Capital Partners, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund. For the six months ended July 31, 2014, the Adviser earned advisory fees of $396,752.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including organizational and offering expenses but excluding any taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at least until March 25, 2015, so that the total annual operating expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets. Waivers and expense reimbursement payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended July 31, 2014, the Adviser waived fees and reimbursed expenses of $198,194. As of January 31, 2014, the cumulative expenses subject to recapture amounted to $467,615 and will expire on January 31of the years indicated below:

2016	2017	Total
$262,118	$205,497	$467,615

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Service Plan, the Fund may pay 0.25% per year of its average daily net assets for such services. For the six months ended July 31, 2014, the Fund incurred distribution fees of $44,083.

Loan Servicing Agreement – On loans that are serviced by GL Capital Partners, LLC, the Fund will pay a monthly adjustable rate fee of $100 plus a fee based on the percentage of the loan balance serviced plus an additional fee per loan that is delinquent or in collection. The fee based on a percentage of the loan balances rage from 0.05% - 0.0625% depending on whether the loan is in repayment or deferment and an additional $3.25 - $8.25 if a loan is delinquent or in collection. For the six months ended July 31, 2014, the Fund paid GL Capital Partners, LLC $95,266 in servicing fees

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $1,750, as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

57

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale (paydown) of securities, other than short-term securities, for the six months ended July 31, 2014 amounted to $11,238,452 and $3,914,826, respectively.

5.	DISTRIBTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended January 31, 2014 and period ended January 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2014	January 31, 2013
Ordinary Income	$2,103,128	$243,517
Return of Capital	—	16,726
	$2,103,128	$260,243

As of January 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Oridnary Income	Long Term Capital Gains	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$214,286	$19,965	$(247,135)	$581,204	$568,320

Permanent book and tax differences, primarily attributable to paydown adjustments, resulted in reclassification for the year ended January 31, 2014 as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(33,937)	$33,937

6.	INVESTMENT IN RESTRICTED SECURITIES

Consumer Notes and Private Placement Notes held by the Fund are exempt from registration under the Securities Act of 1933, (the “1933 Act”). Private Placement Notes are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

58

GL Beyond Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
July 31, 2014

As of July 31, 2014, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Maturity	Par	Cost	Value	Annualized Rate	% of Net Assets	Convertible Into Equity Class
LAOH Capital LLC - Promissory Note	03/18/2014	03/15/2015	$481,059	$481,059	$481,059	20.00%	1.25%	II
LAOH Capital LLC - Promissory Note	09/12/2013	09/20/2014	$1,000,000	$1,000,000	$1,000,000	25.00%	2.61%	II
LAOH2 Capital LLC - Promissory Note	05/08/2014	05/06/2015	$1,250,000	$1,250,000	$1,250,000	20.00%	3.26%	II
LAOH2 Capital LLC - Promissory Note	06/10/2014	06/30/2015	$252,000	$252,000	$252,000	20.00%	0.66%	II
LAOH2 Capital LLC - Promissory Note	06/10/2014	06/30/2015	$286,400	$286,400	$286,400	20.00%	0.75%	II
LAOH2 Capital LLC - Promissory Note	06/10/2014	06/30/2015	$320,750	$320,750	$320,750	20.00%	0.84%	II
LAOH2 Capital LLC - Promissory Note	06/10/2014	06/30/2015	$366,550	$366,550	$366,550	20.00%	0.96%	II
LAOH2 Capital LLC - Promissory Note	06/05/2014	09/30/2014	$175,000	$175,000	$175,000	20.00%	0.46%	II
LAOH2 Capital LLC - Promissory Note	10/10/2013	10/10/2014	$500,000	$500,000	$500,000	20.00%	1.30%	II
LAOH2 Capital LLC - Promissory Note	11/12/2013	11/20/2014	$900,000	$900,000	$900,000	20.00%	2.35%	II
LAOH2 Capital LLC - Promissory Note	04/09/2014	03/14/2015	$124,000	$124,000	$124,000	19.00%	0.32%	II
LAOH2 Capital LLC - Promissory Note	06/05/2014	06/25/2015	$900,000	$900,000	$900,000	12.50%	2.35%	II

LAOH Capital LLC and LAOH2 Capital LLC are domestic limited liability companies. The investments in the promissory notes LAOH Capital LLC and LAOH2 Capital LLC are participations in factoring transactions which finance the accounts receivable from San Miguel Corporation (“San Miguel”) and JG Summit Holdings, Inc (“JG Summit”). San Miguel is a company based in the Philippines and Southeast Asia’s largest publicly listed food, beverage and packaging company, to various suppliers of San Miguel. JG Summit is one of the leading companies in the Philippines with business interests in Air Transportation, Banking, Food Manufacturing, Petrochemicals, Real Estate, Hotels & Property Development, and Telecommunications. The Adviser views San Miguel & JG Summit as the ultimate credit risk on these promissory notes. The proceeds of the promissory notes pre-fund the suppliers that San Miguel & JG Summit uses to produce its end products and is paid back by the suppliers in-kind at an agreed upon interest rate and date.

In that San Miguel & JG Summit are emerging markets companies, the Fund is exposed to risk factors relative to investments in emerging market countries. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

LAOH Capital LLC and LAOH2 Capital LLC may convert the outstanding principal and interest then due under each Note to a Capital Contribution, in the equity classes noted above, by the holder of the Note and thereupon the holder of the Note shall be a Member of the specified Class, the Note shall be of no further force or effect and the Class Percentage Interest of the Note holder and each other Class Member shall be adjusted so that the Class Percentage Interest of each is the same as the percentage each Member’s total Class Capital Contributions bears to the Class Capital Contributions of all Class Members.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

59

GL Beyond Income Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
July 31, 2014

As a shareholder of The Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (Shareholder Servicing) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Beyond Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 through July 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period
	(2/1/14)	(7/31/14)	(2/1/14 to 7/31/14)
Actual	$1,000.00	$1,021.90	$15.04
Hypothetical (5% return before expenses)	$1,000.00	$1,009.92	$14.95

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
60

GL Beyond Income Fund - GL Capital Partners, LLC (Unaudited) *

In connection with the regular meeting held on December 11, 2013 and the special meeting held on January 15, 2014 the Board of Trustees (the “Trustees”) of the GL Beyond Income Fund (the “Trust”), including an in-person majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between GL Capital Partners, LLC (“GL” or the “Adviser”) and the Trust, with respect to the GL Beyond Income Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the extent of GL’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel. The Board noted that the Adviser’s staff and portfolio managers have extensive personal knowledge of the Fund and its investment strategy. The Board further noted that the Adviser performs labor-intensive research and reviews of each issuer and monitors performance of each issuer. The Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance. The Board, including the Independent Trustees, considered the nature and extent of Adviser’s past performance, as well as other factors relating to its track record. The Board noted that the Fund has highly specialized investment strategy and, consequently, there are no peers that invest primarily in consumer loan notes in an investment company setting. The Board noted that the Fund’s performance for the period March 23, 2012 (inception) through October 31, 2013, stating the Fund’s performance was 10.28% compared to 1.79% by the Barclays Aggregate Bond Index and 17.83% by the S&P 500 Index over the same period. The Board noted that the Fund outperformed its primary benchmark and a supplemental Barclays Government/Credit benchmark over the one-year and since inception categories. The Board further noted that Fund underperformed S&P 500 index over the same periods; however, the S&P 5000 index consist solely of equities and is not directly comparable to the Fund. The Board noted that performance was satisfactory and that the Fund performed as intended and concluded that this strategy has the potential to deliver positive returns for the shareholders over the long-term.

Fees and Expenses. The Board noted the Fund is currently paying the Adviser a management fee of 2.25% based on the average net assets of the Fund. The Board then discussed the comparison of management fees (which where equal to the peer group average of funds selected for their specialized and labor-intensive management style) and total operating expense (below peer group) data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds. The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser. The Board noted the limited amount of comparable funds with similar focus and investment strategy and that the peer group was selected based on the labor intensive and high degree of difficulty of the nature of managing each fund’s investment strategy. The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds. The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that based on the current size of the Fund, economies of scale was not a relevant consideration at this time, but would be revisited as the Fund grew.

Profitability. The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for

61

the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded the Adviser’s lacks profitability from its relationship with the Fund.

Conclusion. Having requested and received such information from GL as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the GL Beyond Income Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
62

PRIVACY NOTICE

Rev. February 2012

FACTS	WHAT DOES THE GL BEYOND INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the GL Beyond Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does GL Beyond Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7930

Who we are
Who is providing this notice?	GL Beyond Income Fund
What we do
How does GL Beyond Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does GL Beyond Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ GL Beyond Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ GL Beyond Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ GL Beyond Income Fund does not jointly market.

Adviser	GL Capital Partners, LLC
400 5th Ave, Suite 600
Waltham, MA 02451

Distributor	Northern Lights Distributors, LLC
17605 Wright Street Suite 2
Omaha, Nebraska 68130

Legal Counsel	Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street Suite 2
Omaha, Nebraska 68130

Custodian	Union Bank, National Association
350 California Street 6th Floor
San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GL Beyond Income Fund

By (Signature and Title)

/s/ Daniel J. Thibeault

       Daniel J. Thibeault, President

Date

9/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

Daniel J. Thibeault, President

Date

9/24/14

By (Signature and Title)

s/ Steve Brune

       Steve Brune, Treasurer

Date